Document and Entity Information	9 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	UBNT
Entity Registrant Name	Ubiquiti Networks, Inc.
Entity Central Index Key	0001511737
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Current assets:
Cash and cash equivalents	$ 181,689	$ 122,060	$ 76,361
Accounts receivable, net of allowance for doubtful accounts of $2,700, $1,266 and $596, respectively	38,417	75,644	39,811
Inventories	19,381	7,734	5,663
Current deferred tax asset	882	882
Prepaid expenses and other current assets	3,269	1,577	6,267
Total current assets	243,638	207,897	128,102
Property and equipment, net	6,178	4,471	1,022
Long-term deferred tax asset	232	232	324
Other long-term assets	1,775	1,136	2,230
Total assets	251,823	213,736	131,678
Current liabilities:
Accounts payable	31,257	26,450	14,758
Customer deposits	3,010	235	1,675
Deferred revenues	1,841	805	1,734
Income taxes payable	4,601	946	4,428
Debt-short-term	5,011	6,968
Other current liabilities	10,976	17,031	15,206
Total current liabilities	56,696	52,435	37,801
Long-term taxes payable	7,727	7,727	1,870
Debt-long-term	72,358	22,623
Other long-term liabilities			32
Total liabilities	136,781	82,785	39,703
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock-$0.001 par value; zero and 36,034,630 shares authorized as of June 30, 2012 and 2011, respectively: Zero and 36,034,630 shares issued and outstanding at June 30, 2012 and 2011, respectively; maximum liquidation preference of $0 and $145,847 as of June 30, 2012 and 2011, respectively			145,847
Stockholders' equity (deficit):
Preferred stock-$0.001 par value; 50,000,000 shares authorized, none issued
Common stock-$0.001 par value; 500,000,000 and 150,000,000 shares authorized: 87,067,124, 92,049,978 and 62,685,955 outstanding at March 31, 2013, June 30, 2012 and 2011, respectively	87	92	63
Additional paid-in capital	131,429	128,981	545
Treasury stock-44,238,960 and 39,079,910 shares held in treasury at March 31, 2013 and June 30, 2012 and 2011, respectively	(123,864)	(69,515)	(69,515)
Retained earnings	107,390	71,393	15,035
Total stockholders' equity (deficit)	115,042	130,951	(53,872)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 251,823	$ 213,736	$ 131,678

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Allowance for doubtful accounts receivable	$ 2,700	$ 1,266	$ 596
Redeemable convertible preferred stock, par value		$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized		0	36,034,630
Redeemable convertible preferred stock, shares issued		0	36,034,630
Redeemable convertible preferred stock, shares outstanding		0	36,034,630
Redeemable convertible preferred stock, maximum liquidation preference		$ 0	$ 145,847
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	150,000,000	150,000,000
Common stock, shares outstanding	87,067,124	92,049,978	62,685,955
Treasury stock, shares	44,238,960	39,079,910	39,079,910
Restatement
Common stock, shares authorized		500,000,000

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Revenues	$ 83,155	$ 91,665	$ 219,591	$ 258,649	$ 353,517		$ 197,874		$ 136,952
Cost of revenues	47,690	52,006	128,621	148,687	202,514	[1]	117,062	[1]	82,404	[1]
Gross profit	35,465	39,659	90,970	109,962	151,003		80,812		54,548
Operating expenses:
Research and development	5,677	4,619	15,440	11,671	16,699	[1]	11,374	[1]	31,704	[1]
Sales, general and administrative	6,285	2,484	16,133	7,059	9,012	[1]	7,358	[1]	18,162	[1]
Total operating expenses	11,962	7,103	31,573	18,730	25,711		18,732		49,866
Income from operations	23,503	32,556	59,397	91,232	125,292		62,080		4,682
Interest income (expense) and other, net	(287)	(190)	(570)	(1,136)	(1,269)		79		581
Income before provision for income taxes	23,216	32,366	58,827	90,096	124,023		62,159		5,263
Provision for income taxes	2,549	4,446	7,178	15,992	21,434		12,432		10,719
Net income	20,667	27,920	51,649	74,104	102,589		49,727		(5,456)
Preferred stock cumulative dividend and accretion of cost of preferred stock				(112,431)	(112,431)		(42,068)		(1,436)
Less allocation of net income to participating preferred stockholders							(2,784)
Net income (loss) attributable to common stockholders	20,667	27,920	51,649	(38,327)	(9,842)		4,875		(6,892)
Undistributed earnings re-allocated to common stockholders							103
Net income (loss) attributable to common stockholders-diluted		$ 27,920			$ (9,842)		$ 4,978		$ (6,892)
Net income (loss) per share of common stock:
Basic	$ 0.24	$ 0.3	$ 0.58	$ (0.48)	$ (0.12)		$ 0.08		$ (0.08)
Diluted	$ 0.23	$ 0.3	$ 0.57	$ (0.48)	$ (0.12)		$ 0.07		$ (0.08)
Weighted average shares used in computing net income (loss) per share of common stock:
Basic	87,004	91,861	88,702	80,648	83,460		63,092		88,972
Diluted	88,953	94,177	90,656	80,648	83,460		66,907		88,972
Cash dividends declared per common share			$ 0.18

[1]	Includes stock-based compensation as follows Cost of revenues $ 117 $ 30 $ 124 Research and development 542 285 26,221 Sales, general and administrative 834 637 9,814

Condensed Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Stock-based compensation	$ 1,493	$ 952	$ 36,159
Cost of revenue
Stock-based compensation	117	30	124
Research and development
Stock-based compensation	542	285	26,221
Sales, general and administrative
Stock-based compensation	$ 834	$ 637	$ 9,814

Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Series A Preferred Stock	Common Stock	Notes Receivable	APIC	Treasury Stock	Retained Earnings
Balances at Jun. 30, 2009	$ 18,115		$ 102	$ (53)	$ 1,482		$ 16,584
Balances, shares at Jun. 30, 2009			101,690,000
Net income	(5,456)						(5,456)
Issuance of common stock pursuant to initial public offering, net of offering expenses		98,190
Issuance of common stock pursuant to initial public offering, net of offering expenses, Shares		33,898,990
Accretion of costs of Series A convertible preferred stock	(100)	100					(100)
Warrant settlement		855
Exercise of warrants to purchase Series A convertible preferred stock		6,300
Exercise of warrants to purchase Series A convertible preferred stock, Shares		2,135,640
Preferred stock cumulative dividend	(1,336)	1,336					(1,336)
Repurchase of common stock	(62,304)		(36)			(62,268)
Repurchase of common stock, Shares			(36,104,320)			(36,104,320)
Option cancellations and repurchases	(2,316)						(2,316)
Tax impact of employee stock transactions	228				228
Interest on note receivable from stockholders	(3)			(3)
Repayment of notes receivable	56			56
Stock-based compensation expense	281				281
Balances at Jun. 30, 2010	(52,835)	106,781	66		1,991	(62,268)	7,376
Balances, shares at Jun. 30, 2010		36,034,630	65,585,680			(36,104,320)
Net income	49,727						49,727
Accretion of costs of Series A convertible preferred stock	(37,735)	37,735					(37,735)
Preferred stock cumulative dividend	(4,333)	4,333					(4,333)
Repurchase of common stock	(7,250)		(3)			(7,247)
Repurchase of common stock, Shares			2,975,590			2,975,590
Payment of preferred stock cumulative dividend		(3,002)
Restricted stock units issued, shares			75,865
Restricted stock units issued, net	(252)				(252)
Option cancellations and repurchases	(2,146)				(2,146)
Stock-based compensation expense	952				952
Balances at Jun. 30, 2011	(53,872)	145,847	63		545	(69,515)	15,035
Balances, shares at Jun. 30, 2011		36,034,630	62,685,955			(39,079,910)
Net income	102,589						102,589
Issuance of common stock pursuant to initial public offering, net of offering expenses	30,452		2		30,450
Issuance of common stock pursuant to initial public offering, net of offering expenses, Shares			2,395,328
Accretion of costs of Series A convertible preferred stock	(111,535)	111,535			(65,632)		(45,903)
Preferred stock cumulative dividend	(896)	896			(568)		(328)
Repurchase of common stock		(108,000)
Repurchase of common stock, Shares		12,041,701
Conversion of preferred stock into common stock in conjunction with initial public offering	150,278	(150,278)	24		150,254
Conversion of preferred stock into common stock in conjunction with initial public offering, shares		(23,992,929)	23,992,929
Stock options exercised	811		3		808
Stock options exercised, shares			2,885,470
Restricted stock units issued, shares			90,296
Restricted stock units issued, net	(1,390)				(1,390)
Tax impact of employee stock transactions	13,021				13,021
Stock-based compensation expense	1,493				1,493
Balances at Jun. 30, 2012	$ 130,951		$ 92		$ 128,981	$ (69,515)	$ 71,393
Balances, shares at Jun. 30, 2012			92,049,978			(39,079,910)

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ 51,649	$ 74,104	$ 102,589	$ 49,727	$ (5,456)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,262	394	602	213	144
Provision for inventory obsolescence	1,075	505	195	198	560
Deferred taxes			(897)	(1,163)	(645)
Excess tax benefit from employee stock-based awards	(414)	(11,421)	(13,794)		(228)
Stock-based compensation	2,249	1,032	1,493	952	281
Loss on disposal of fixed assets	150
Revaluation of warrants to fair value					(456)
Accrued interest on loan from stockholder					(3)
Provision for doubtful accounts	1,596	670	815	(200)	800
Change in assets and liabilities:
Accounts receivable	35,631	(29,387)	(36,648)	(5,864)	(29,542)
Inventories	(12,722)	(3,953)	(2,266)	(1,058)	(4,082)
Deferred cost of revenues	(541)	(41)	881	5,023	(5,904)
Prepaid expenses and other assets	(1,461)	4,758	3,660	(715)	(1,039)
Accounts payable	5,030	9,775	11,692	9,077	3,926
Taxes payable	3,655	12,417	9,539	1,292	1,567
Deferred revenues	1,036	741	(929)	(5,833)	10,108
Accrued liabilities and other	(2,511)	(7,891)	4,856	11,193	3,984
Net cash provided by (used in) operating activities	85,684	51,703	81,788	62,842	(25,985)
Cash Flows from Investing Activities:
Purchase of property and equipment and other long-term assets	(4,408)	(1,617)	(3,310)	(479)	(615)
Net cash used in investing activities	(4,408)	(1,617)	(3,310)	(479)	(615)
Cash Flows from Financing Activities:
Proceeds from term loan, net	50,833	34,822	34,813
Payments on term loan balance	(3,083)	(3,500)	(5,250)
Repurchases of common stock	(54,354)
Payment of special common stock dividend	(15,652)
Repurchase of Series A convertible preferred stock		(108,000)	(108,000)
Issuance of convertible subordinated promissory notes		68,000	68,000
Payment of convertible subordinated promissory notes		(68,000)	(68,000)
Proceeds from shares issued in initial public offering, net of offering costs		32,443	32,443
Proceeds from exercise of stock options	306	567	811
Excess tax benefit from employee stock-based awards	414	11,421	13,794		228
Proceeds from issuance of Series A preferred stock and warrants, net of issuance costs					99,500
Tax withholdings related to net share settlements of restricted stock units	(111)		(1,390)
Net cash provided by (used in) financing activities	(21,647)	(32,247)	(32,779)	(14,417)	41,341
Payment of deemed dividend on Series A convertible preferred stock				(3,002)
Repurchase of common stock and cancellation of options in connection with Series A stock purchase agreement					(64,107)
Other repurchases of common stock and outstanding awards				(9,648)	(512)
Payment of deferred offering costs				(1,767)	(124)
Repayment of notes receivable from stockholders					56
Net increase in cash and cash equivalents	59,629	17,839	45,699	47,946	14,741
Cash and cash equivalents at beginning of period	122,060	76,361	76,361	28,415	13,674
Cash and cash equivalents at end of period	181,689	94,200	122,060	76,361	28,415
Non-Cash Investing and Financing Activities:
Conversion of preferred stock into common stock in conjunction with initial public offering		150,278	150,278
Income taxes paid			6,211	12,141	9,944
Interest paid			689
Series A Preferred Stock
Cash Flows from Financing Activities:
Proceeds from exercise of Series A preferred stock warrants					$ 6,300

Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Business and Basis of Presentation

NOTE 1—BUSINESS AND BASIS OF PRESENTATION

Business—Ubiquiti Networks, Inc. was incorporated in the State of California in 2003 as Pera Networks, Inc. In 2005 the Company changed its name to Ubiquiti Networks, Inc. and commenced its current operations. In June 2010, the Company was re-incorporated in Delaware.

Ubiquiti Networks, Inc. and its wholly owned subsidiaries (collectively, “Ubiquiti” or the “Company”) is a product driven company that leverages innovative proprietary technologies to deliver networking solutions to both startup and established network operators and service providers.

On October 13, 2011, the Company entered into an underwriting agreement for its initial public offering of common stock at $15.00 per share. The Company’s initial public offering closed on October 19, 2011. Immediately prior to the closing of the initial public offering, all outstanding shares of the Company’s preferred stock converted to common stock on a one for one basis.

The Company operates on a fiscal year ending June 30. In this Quarterly Report, the fiscal year ended June 30, 2013 is referred to as “fiscal 2013” and the fiscal year ending June 30, 2012 is referred to as “fiscal 2012.”

Basis of Presentation—The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) related to interim financial statements based on applicable Securities and Exchange Commission (“SEC”) rules and regulations. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. This information reflects all adjustments, which are, in the opinion of the Company, of a normal and recurring nature and necessary to state fairly the statements of financial position, results of operations and cash flows for the dates and periods presented. The June 30, 2012 balance sheet was derived from the audited financial statements as of that date. All significant intercompany transactions and balances have been eliminated.

These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the fiscal year ended June 30, 2012 included in its Annual Report on Form 10-K, as filed on September 28, 2012 with the SEC (the “Annual Report”). The results of operations for the three and nine months ended March 31, 2013 are not necessarily indicative of the results to be expected for any future periods.

NOTE 1—BUSINESS AND BASIS OF PRESENTATION

Business—Ubiquiti Networks, Inc. was incorporated in the State of California in 2003 as Pera Networks, Inc. and commenced its current operations in 2005 and changed its name to Ubiquiti Networks, Inc. at that time. In June 2010, the Company changed its state of incorporation to Delaware by merging with and into Ubiquiti Networks, Inc., a Delaware corporation. At the same time the Company completed a four-for-one forward stock split of its outstanding common stock, and a proportional adjustment to the existing conversion ratio for preferred stock Series A. On October 3, 2011, the Company completed a 2.5-for-one forward stock split to its common and preferred stock for all stockholders of record as of October 3, 2011. Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect these forward stock splits and adjustment of the preferred stock conversion ratio.

Ubiquiti Networks, Inc. and its wholly owned subsidiaries (collectively, “Ubiquiti” or the “Company”) is a product driven company that leverages innovative proprietary technologies to deliver networking solutions to both startup and established network operators and service providers.

On October 13, 2011, the Company entered into an underwriting agreement for its initial public offering of its common stock at $15.00 per share, which closed on October 19, 2011. Immediately prior to the closing of the initial public offering, all outstanding shares of the Company’s preferred stock converted to common stock on a one for one basis.

The Company operates on a fiscal year ending June 30. In these notes, Ubiquiti refers to the fiscal years ended June 30, 2012, 2011 and 2010 as fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

Basis of Presentation— The Company’s consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of Ubiquiti and its wholly owned subsidiaries. The Company has wholly owned subsidiaries in Lithuania and Hong Kong. The Company’s Hong Kong subsidiary also operates a branch office in Taiwan. All material intercompany transactions and balances have been eliminated.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Summary of Significant Accounting Policies

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company’s significant accounting policies are disclosed in its audited consolidated financial statements for the year ended June 30, 2012 included in the Annual Report.

Recent Accounting Pronouncements

The Company does not believe there have been any recent accounting pronouncements that would have a significant impact on the Company’s financial statements.

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Accounting Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates these estimates, including those related to allowance for doubtful accounts, inventory valuation, warranty costs, stock-based compensation, income taxes, the valuation of equity instruments, and commitments and contingencies, among others. The Company bases estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Segments

Management has determined that it operates as one reportable and operating segment as it only reports financial information on an aggregate and consolidated basis to its chief executive officer, who is the Company’s chief operating decision maker. See Note 13.

Recognition of Revenues

Revenues consist primarily of revenues from the sale of hardware and management tools, as well as the related implied post contract customer support (“PCS”). The Company recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. In cases where the Company lacks evidence that collectability of the resulting receivable is reasonably assured, it defers recognition of revenue until the receipt of cash. At June 30, 2012 and 2011 $805,000 and $1.7 million, respectively, of revenues were deferred.

For the Company’s sales, evidence of the arrangement consists of an order from a customer. The Company considers delivery to have occurred once its products have been shipped and title and risk of loss have been transferred. For the Company’s sales, these criteria are met at the time the products are transferred to the customer. The Company’s arrangements with customers do not include provisions for cancellation, returns, inventory swaps or refunds that would significantly impact recognized revenues.

The Company records amounts billed to distributors for shipping and handling costs as revenues. The Company classifies shipping and handling costs incurred by it as cost of revenues.

Deposit payments received from distributors in advance of recognition of revenues are included in current liabilities on the Company’s balance sheet and are recognized as revenues when all the criteria for recognition of revenues are met.

The Company’s multi-element arrangements generally include two deliverables. The first deliverable is the hardware and software essential to the functionality of the hardware device delivered at the time of sale. The second deliverable is the implied right to PCS included with the purchase of certain products. PCS is this right to receive, on a when and if available basis, future unspecified software upgrades and features relating to the product’s essential software as well as bug fixes, email and telephone support.

The Company uses a hierarchy to determine the allocation of revenues to the deliverables. The hierarchy is as follows: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence of selling price (“TPE”), and (iii) best estimate of the selling price (“BESP”).

(i)	VSOE generally exists only when a company sells the deliverable separately and is the price actually charged by the company for that deliverable. Generally the Company does not sell the deliverables separately and, as such, does not have VSOE.

(ii)	TPE can be substantiated by determining the price that other parties sell similar or substantially similar offerings. The Company does not believe that there is accessible TPE evidence for similar deliverables.

(iii)	BESP reflects the Company’s best estimates of what the selling prices of elements would be if they were sold regularly on a stand-alone basis. The Company believes that BESP is the most appropriate methodology for determining the allocation of revenue among the multiple elements.

The Company has allocated revenues between these two deliverables using the relative selling price method which is based on the estimated selling price for all deliverables. Revenues allocated to the delivered hardware and the related essential software are recognized at the time of sale provided the other conditions for recognition of revenues have been met. Revenues allocated to the PCS are deferred and recognized on a straight-line basis over the estimated life of each of these devices, which currently is two years. At June 30, 2012 and 2011, $805,000 and $497,000 of revenue was deferred in this way. All cost of revenues, including estimated warranty costs, are recognized at the time of sale. Costs for research and development and sales and marketing are expensed as incurred. If the estimated life of the hardware product should change, the future rate of amortization of the revenues allocated to PCS would also change.

The Company’s process for determining BESP for deliverables involves multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. For PCS, the Company believes its network operators and service providers would be reluctant to pay for such services separately. This view is primarily based on the fact that unspecified upgrade rights do not obligate the Company to provide upgrades at a particular time or at all, and do not specify to network operators and service providers which upgrades or features will be delivered. The Company believes that the relatively low prices of its products and its network operators’ and service providers’ price sensitivity would add to their reluctance to pay for PCS. Therefore, the Company has concluded that if it were to sell PCS on a standalone basis, the selling price would be relatively low.

Key factors considered by the Company in developing the BESP for PCS include reviewing the activities of specific employees engaged in support and software development to determine the amount of time that is allocated to the development of the undelivered elements, determining the cost of this development effort, and then adding an appropriate level of gross profit to these costs.

Cash and Cash Equivalents

The Company considers investments purchased with a maturity period of three months or less at the date of purchase to be cash equivalents. At June 30, 2012 and 2011, the Company had cash and cash equivalents of $122.1 million and $76.4 million, respectively. Cash and cash equivalents are stated at cost which approximates fair value. The Company deposits cash and cash equivalents with financial institutions that management believes are of high credit quality. The Company’s cash and cash equivalents consist primarily of U.S. dollar denominated money market funds and cash deposited in demand accounts.

Concentration of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and accounts receivable. The Company primarily places its temporary cash investments with high credit quality financial institutions which invest predominantly in U.S. money market funds. Deposits of cash outside the United States totaled $102.8 million and $29.6 million at June 30, 2012 and 2011, respectively. The Company would incur significant tax liabilities if it were to repatriate its non-U.S. deposits.

The Company derives its accounts receivable from revenues earned from customers located worldwide. The Company bases credit decisions primarily upon a customer’s past credit history. The Company’s standard credit terms are net 30 to 60 days.

The Company subcontracts with other companies to manufacture most of its products. The Company relies on the ability of these contract manufacturers to produce the products sold to its distributors and original equipment manufacturers (“OEMs”). A significant portion of the Company’s products are manufactured by a few contract manufacturers. If the Company’s contract manufacturers were to lose production capabilities, the Company would experience delays in delivering products to its distributors and OEMs. The Company does not maintain long-term agreements with its contract manufacturers, which could lead to an inability of the Company to obtain its products in a timely fashion at prices consistent with those previously charged.

Inventory

Inventories consist primarily of raw materials that the Company consigns to its contract manufactures and, to a lesser extent, finished goods. Inventories are stated at the lower of cost or market value on a first-in, first-out basis. The Company reduces the value of its inventory for estimated obsolescence or lack of marketability by the difference between the cost of the affected inventory and the estimated market value and establishes a new cost basis.

Deferred Cost of Revenues

Deferred cost of revenues consist of the cost of product shipped to distributors for which the rights and obligations of ownership have passed to the distributor but revenues have not yet been recognized primarily because the collectability criterion for revenue recognition has not been fulfilled. The Company classifies those amounts as deferred cost of revenues. All deferred costs of revenues are stated at cost. The Company periodically assesses the recoverability of deferred cost of revenues and writes down the deferred cost of revenues balances to establish a new cost basis when recovery of deferred cost of revenues is not reasonably assured. The Company evaluates recoverability based on various factors including the length of time the product has been held at the distributor’s site and the financial viability of the distributor.

Product Warranties

The Company offers warranties on certain products, generally for a period of one year, and records a liability for the estimated future costs associated with potential warranty claims. The warranty costs are reflected in the Company’s consolidated statement of operations within cost of revenues. The warranties are typically in effect for 12 months from the distributor’s purchase date of the product. The Company’s estimate of future warranty costs is largely based on historical experience factors including product failure rates, material usage, and service delivery cost incurred in correcting product failures. In certain circumstances, the Company may have recourse from its contract manufacturers for replacement cost of defective products, which it also factors into its warranty liability assessment.

Redeemable Convertible Preferred Stock

On October 19, 2011, the Company’s outstanding Series A preferred stock converted to common stock immediately prior to the closing of the Company’s initial public offering and no additional accretion was recorded. Prior to the conversion, upon the sixth anniversary of the issuance of Series A preferred stock, the holders of Series A preferred stock could require the Company to redeem such preferred stock out of legally available funds at the greater of (i) the Liquidation Value of $2.95 per share plus all accrued and unpaid dividends or (ii) the market price of the common stock issuable upon conversion of each share of Series A preferred stock into common stock, plus all accrued and unpaid dividends. Since the maximum redemption amount was contingent on the fair value of the equity security at the redemption date, the Company calculated the accretion based on the fair value as of the balance sheet date prorated over the contractual life. The Company recorded $111.5 million, $37.7 million and $100,000 of accretion in fiscal 2012, 2011 and 2010, respectively. Due to the conversion immediately prior to the closing of the Company’s initial public offering, no additional accretion will be recorded in future periods.

Allowance for Doubtful Accounts

The Company records an allowance for doubtful accounts for estimated probable losses on uncollectible accounts receivable. In estimating the allowance, management considers, among other factors, (i) the aging of the accounts receivable, (ii) the Company’s historical write offs, (iii) the credit worthiness of each distributor based on payment history and (iv) general economic conditions. In cases where the Company is aware of circumstances that may impair a specific distributor’s ability to meet its obligations to the Company, the Company records a specific allowance against amounts due from the distributor, and thereby reduces the net recognized receivable to the amounts it reasonably believes will be collected.

The allowance for doubtful accounts activity was as follows (in thousands):

	Years Ended June 30,
	2012	2011	2010
Beginning balance	$596	$800	$—
Charged to or released from expenses	815	(200)	800
Bad debt write-offs	(145)	(4)	—

Ending Balance	$1,266	$596	$800

Fair Value of Financial Instruments

The carrying value of the Company’s cash equivalents, accounts receivable, accounts payable, debt and other current liabilities approximate fair value due to their short maturities. See Note 3.

Long Lived Assets

The Company evaluates its long lived assets including property and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. An impairment loss is recognized when the net book value of such assets exceeds the estimated future undiscounted cash flows attributable to the assets or asset group. If impairment is indicated, the asset is written down to its estimated fair value. The Company did not recognize any impairment losses for fiscal 2012, 2011 and 2010.

Property and Equipment

Furniture, fixtures and equipment are recorded at cost. The Company computes depreciation or amortization using the straight line method over estimated useful lives, as follows:

Estimated Useful Life
Testing equipment	3 to 5 years
Computer and other equipment	3 to 5 years
Furniture and fixtures	3 years
Leasehold improvements	shorter of lease term or useful life

Upon retirement or disposition, the asset cost and related accumulated depreciation are removed with any gain or loss recognized in the statement of operations. Expenditures for maintenance and repairs are charged to operations as incurred.

Depreciation expense was $602,000, $213,000 and $144,000 for fiscal 2012, 2011 and 2010, respectively.

Intangible Assets

The Company’s intangible assets consist primarily of legal costs associated with application and registration of the Company’s patents and trademarks. The Company amortizes all acquisition-related intangible assets that are subject to amortization over the estimated useful life based on economic benefit, which ranges from 5 to 10 years.

Leases

The Company leases its facilities under cancelable and noncancelable operating leases. For leases that contain rent escalation or rent concessions provisions, the Company records the total rent expense during the lease term on a straight line basis over the term of the lease. The Company records the difference between the rent paid and the straight line rent as a deferred rent liability in the accompanying consolidated balance sheets.

Income Taxes

The Company accounts for income taxes in accordance with accounting guidance which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in its financial statements or tax returns. Deferred tax assets and liabilities are determined based on the temporary difference between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company establishes valuation allowances when necessary to reduce deferred tax assets to the amount it expects to realize. The assessment of whether or not a valuation allowance is required often requires significant judgment including current operating results, the forecast of future taxable income and ongoing prudent and feasible tax planning initiatives. In addition, the Company’s calculation of its tax liabilities involves dealing with uncertainties in the application of complex tax regulations. The Company may be subject to income tax audits in all of the jurisdictions in which it operates and, as a result, must also assess exposures to any potential issues arising from current or future audits of current and prior years’ tax returns. Accordingly, the Company must assess such potential exposures and, where necessary, provide a reserve to cover any expected loss. To the extent that the Company establishes a reserve, its provision for income taxes would be increased. If the Company ultimately determines that payment of these amounts is unnecessary, it reverses the liability and recognizes a tax benefit during the period in which it determines that the liability is no longer necessary. The Company records an additional charge in its provision for taxes in the period in which it determines that tax liability is greater than its original estimate.

Stock-based Compensation

The Company records stock-based awards at fair value as of the grant date and recognizes expense ratably on a straight-line basis over the requisite service period, which is generally the vesting term of the awards. The Company estimates the fair value of stock option awards on the grant date using the Black-Scholes option pricing model. Restricted stock units (“RSUs”) are valued based on the fair value of the Company’s common stock on the date of grant. The Company adopted the above guidance using the modified prospective transition method. Under this transition method, the new fair value recognition provisions are applied to option grants on and after July 1, 2005. The Company expenses the fair value of all stock-based awards granted or modified after July 1, 2005 on a straight line basis.

The Black-Scholes option pricing model used to determine the fair value of the Company’s stock option awards requires a number of estimates and assumptions. In valuing share-based awards under the fair value accounting method, significant judgment is required in determining the expected volatility of the Company’s common stock and the expected term individuals will hold their share-based awards prior to exercising. The expected volatility of the Company’s common stock is based on the volatility of a group of comparable companies, as the Company does not have sufficient historical data with regards to the volatility of its stock. The expected term of options granted represents the period of time that the Company expects the options granted to be outstanding. The Company calculates the expected term as the average of the option vesting and contractual terms. In the future, as the Company gains sufficient historical data for volatility in its common stock and the actual term for which its options are held, the expected volatility and expected term may change, which could substantially change the grant date fair value of future awards of stock options and ultimately the expense it records. In addition, the estimation of stock awards that will ultimately vest requires judgment and to the extent actual results differ from the Company’s estimates, these amounts will be recorded as an adjustment in the period estimates are revised.

For stock option awards granted to nonemployees and nonemployee directors, the fair value of the stock option awards is estimated using the Black-Scholes option pricing model. This model utilizes the estimated fair value of the Company’s underlying common stock at each measurement date, the contractual term of the option, the expected volatility of the price of the Company’s common stock, risk free interest rates and expected dividend yields of the Company’s common stock.

Commitments and Contingencies

The Company periodically evaluates all pending or threatened contingencies and any commitments, if any, that are reasonably likely to have a material adverse effect on its results of operations, financial position or cash flows. The Company assesses the probability of an adverse outcome and determines if it is remote, reasonably possible or probable. If information available prior to the issuance of the Company’s financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the Company’s financial statements, and the amount of the loss, or the range of probable loss can be reasonably estimated, then such loss is accrued and charged to operations. If no accrual is made for a loss contingency because one or both of the conditions pursuant to the accounting guidance are not met, but the probability of an adverse outcome is at least reasonably possible, the Company will disclose the nature of the contingency and provide an estimate of the possible loss or range of loss, or state that such an estimate cannot be made.

Foreign Currency Translation

The functional currency of the Company and its subsidiaries is the U.S. dollar. For foreign operations, local currency denominated assets and liabilities are remeasured at the period end exchange rates, and revenues, costs and expenses are remeasured at the average exchange rates during the fiscal year. Foreign exchange gains and losses have been immaterial to the Company’s results of operations to date.

Deferred Offering Costs

Deferred offering costs, consisting of legal, accounting and other fees and costs relating to the Company’s initial public offering were capitalized. Deferred offering costs of $3.1 million were offset against initial public offering proceeds upon the closing of the offering in October 2011. There were $2.1 million of deferred offering costs capitalized as of June 30, 2011.

Research and Development Costs and Capitalized Software Development Costs

Research and development expenses consist primarily of salary and benefit expenses, including stock-based compensation, for employees and contractors engaged in research, design and development activities, as well as costs for prototypes, facilities and travel costs.

Software development costs, including costs incurred to purchase third party software, begin to be capitalized when the Company has determined that certain factors are present, including among others, that technology exists to achieve the performance requirements. The accumulation of software costs to be capitalized ceases when the software is substantially developed and is ready for its intended use. Capitalized costs are amortized on a straight line basis over the estimated useful life of the software once it is available for use. To date, the Company has not capitalized research and development costs associated with software development as products and enhancements have reached technological feasibility and have been released to customers at substantially the same time.

Earnings Per Share

The Company applies the two-class method for calculating and presenting earnings per share (“EPS”). Under the two-class method, net income is allocated between shares of common stock and other participating securities based on their participating rights. Participating securities are defined as securities that participate in dividends with common stock according to a pre-determined formula or a contractual obligation to share in the income of the entity. Basic EPS is computed by dividing net income available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed by dividing the amount of net income available to common stockholders outstanding plus income allocable to participating securities, to the extent they are dilutive, by the weighted average number of shares of common stock and potential dilutive shares outstanding during the period if the effect is dilutive. The Company’s potentially dilutive common shares include outstanding stock options, restricted stock units and preferred stock.

Recent Accounting Pronouncements

In May 2011 the FASB further amended its guidance related to fair value measurements in order to achieve common fair value measurements between U.S. GAAP and International Financial Reporting Standards. The amendments in the updated guidance explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the updated guidance should not result in a change in the application of previous fair value measurement guidance. The updated guidance is effective during interim and annual periods beginning after December 15, 2011. The adoption of the amended guidance on January 1, 2012 did not have an impact on the Company’s consolidated financial statements.

In June 2011, the FASB updated its guidance related to the presentation of comprehensive income. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The updated guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in the updated guidance do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB further amended its guidance to defer changes related to the presentation of reclassification adjustments indefinitely as a result of concerns raised by stakeholders that the new presentation requirements would be difficult for preparers and add unnecessary complexity to financial statements. The updated guidance, other than the portion related to the presentation of reclassification adjustments, will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. The updated guidance must be applied retrospectively. The Company does not expect the adoption of the guidance on July 1, 2012 to have an impact on its consolidated financial statements.

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Fair Value of Financial Instruments

NOTE 3—FAIR VALUE OF FINANCIAL INSTRUMENTS

Pursuant to the accounting guidance for fair value measurements and its subsequent updates, fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The accounting guidance establishes a three-tier fair value hierarchy that requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The fair value hierarchy prioritizes the inputs into three levels that may be used in measuring fair value as follows:

Level 1—observable inputs which include quoted prices in active markets for identical assets of liabilities.

Level 2—inputs which include observable inputs other than Level 1, such as quoted prices for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3—inputs which include unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the underlying asset or liability. Level 3 assets and liabilities include those whose fair value measurements are determined using pricing models, discounted cash flow methodologies or similar valuation techniques, as well as significant management judgment or estimation.

The Company’s financial assets at March 31, 2013 and June 30, 2012 included money market funds which were valued based on quoted prices in active markets for substantially similar assets and, therefore, were Level 1 instruments. Additionally, at March 31, 2013 and June 30, 2012 the Company had debt associated with its Loan and Security Agreement with East West Bank (See Note 8). The fair value of the Company’s debt was estimated based on the current rates offered to the Company for debt with similar terms and remaining maturities and were therefore Level 2 instruments.

As of March 31, 2013 and June 30, 2012, the fair value hierarchy for the Company’s financial assets and financial liabilities was as follows (in thousands):

	March 31, 2013				June 30, 2012
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds	$165,242	$165,242	$—	$—	$108,228	$108,228	$—	$—
Liabilities:
Debt	$77,369	$—	$77,369	$—	$29,591	$—	$29,591	$—

NOTE 3—FAIR VALUE OF FINANCIAL INSTRUMENTS

Pursuant to the accounting guidance for fair value measurements and its subsequent updates, fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The accounting guidance establishes a three-tier fair value hierarchy that requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The fair value hierarchy prioritizes the inputs into three levels that may be used in measuring fair value as follows:

Level 1—observable inputs which include quoted prices in active markets for identical assets or liabilities.

Level 2—inputs which include observable inputs other than Level 1, such as quoted prices for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3—inputs which include unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the underlying asset or liability. Level 3 assets and liabilities include those whose fair value measurements are determined using pricing models, discounted cash flow methodologies or similar valuation techniques, as well as significant management judgment or estimation.

The Company’s financial assets at June 30, 2012 and 2011 included money market funds which were valued based on quoted prices in active markets for substantially similar assets and, therefore, were Level 1 instruments. Additionally, at June 30, 2012 the Company had debt associated with its Loan and Security Agreement with East West Bank (See Note 8). The fair value of the Company’s debt was estimated based on the current rates offered to the Company for debt with the same remaining maturities.

As of June 30, 2012 and 2011, the fair value hierarchy for the Company’s financial assets and financial liabilities was as follows (in thousands):

	June 30, 2012				June 30, 2011
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds	$108,228	$108,228	$—	$—	$43,572	$43,572	$—	$—
Liabilities:
Debt	$29,591	$—	$29,591	$—	$—	$—	$—	$—

Earnings Per Share	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Earnings Per Share

NOTE 4—EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated (in thousands, except per share data):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Numerator:
Net income (loss) attributable to common stockholders	$20,667	$27,920	$51,649	$(38,327)

Denominator:
Weighted-average shares used in computing basic net income (loss) per share	87,004	91,861	88,702	80,648
Add—dilutive potential common shares:
Stock options	1,803	2,044	1,808	—
Restricted stock units	146	272	146	—

Weighted-average shares used in computing diluted net income (loss) per share	88,953	94,177	90,656	80,648

Net income (loss) per share of common stock:
Basic	$0.24	$0.30	$0.58	$(0.48)

Diluted	$0.23	$0.30	$0.57	$(0.48)

The following table summarizes the total potential shares of common stock that were excluded from the diluted per share calculation, because to include them would have been anti-dilutive for the period (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Stock options	655	11,214	356	3,441
Restricted stock units	205	5,000	129	470

	860	16,214	485	3,911

NOTE 4—EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated (in thousands, except per share data):

	Years Ended June 30,
	2012	2011	2010
Numerator:
Net income (loss) attributable to common stockholders—basic	$(9,842)	$4,875	$(6,892)

Net income (loss) attributable to common stockholders—diluted	$(9,842)	$4,978	$(6,892)

Denominator:
Weighted-average common shares outstanding used in basic EPS calculation	83,460	63,092	88,972
Add—dilutive potential common shares:
Stock options	—	3,680	—
Restricted stock units	—	135	—

Weighted-average shares used to compute diluted EPS	83,460	66,907	88,972

Net income (loss) per share of common stock:
Basic	$(0.12)	$0.08	$(0.08)

Diluted	$(0.12)	$0.07	$(0.08)

The following table summarizes the total potential shares of common stock that were excluded from the diluted per share calculation, because to include them would have been anti-dilutive for the period (in thousands):

	Years Ended June 30,
	2012	2011	2010
Stock options	3,348	360	5,795
Restricted stock units	454	100	500
Convertible preferred stock	—	36,035	36,035

	3,802	36,495	42,330

Cash and Cash Equivalents	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Cash and Cash Equivalents

NOTE 5—CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Cash	$16,447	$13,832
Money market funds	165,242	108,228

	$181,689	$122,060
NOTE 5—CASH AND CASH EQUIVALENTS Cash and cash equivalents consisted of the following (in thousands):

	June 30,
	2012	2011
Cash	$13,832	$32,789
Money market funds	108,228	43,572

	$122,060	$76,361

BALANCE SHEET COMPONENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Balance Sheet Components

NOTE 6—BALANCE SHEET COMPONENTS

Inventories

Inventories consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Raw materials	$2,629	$4,668
Finished goods	16,752	3,066

	$19,381	$7,734

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Non-trade receivables	1,548	1,019
Other current assets	1,721	558

	$3,269	$1,577

Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Testing equipment	$3,126	$2,293
Computer and other equipment	828	578
Tooling equipment	1,605	532
Furniture and fixtures	641	595
Leasehold improvements	1,808	1,424
Software	229	77
Construction in progress	60	—

	8,297	5,499
Less: Accumulated depreciation and amortization	(2,119)	(1,028)

	$6,178	$4,471

Other Long-term Assets

Other long-term assets consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Intangible assets, net	$1,073	$748
Other long-term assets	702	388

	$1,775	$1,136

Other Current Liabilities

Accrued liabilities consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Accrued compensation and benefits	$3,068	$2,657
Accrued accounts payable	405	6,636
Accrual for an export compliance matter	1,625	1,625
Warranty accrual	2,653	1,381
Other accruals	3,225	4,732

	$10,976	$17,031

NOTE 6—BALANCE SHEET COMPONENTS

Inventories

Inventories consisted of the following (in thousands):

	June 30,
	2012	2011
Raw materials	$4,668	$4,305
Finished goods	3,066	1,358

	$7,734	$5,663

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,
	2012	2011
Vendor deposits	$129	$5,312
Other current assets	1,448	74

	$1,577	$5,386

Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	June 30,
	2012	2011
Testing equipment	$2,293	$1,086
Computer and other equipment	578	182
Tooling equipment	532	—
Furniture and fixtures	595	18
Leasehold improvements	1,424	112
Software	77	57

	5,499	1,455
Less: Accumulated depreciation and amortization	(1,028)	(433)

	$4,471	$1,022

Other Long-term Assets

Other long-term assets consisted of the following (in thousands):

	June 30,
	2012	2011
Deferred offering costs	$—	$2,141
Intangible assets, net	748	—
Other long-term assets	388	89

	$1,136	$2,230

Other Current Liabilities

Accrued liabilities consisted of the following (in thousands):

	June 30,
	2012	2011
Accrued compensation and benefits	$2,657	$2,280
Accrued accounts payable	6,636	7,414
Accrual for an export compliance matter	1,625	1,625
Warranty accrual	1,381	806
Other accruals	4,732	3,081

	$17,031	$15,206

Accrued Warranty	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Accrued Warranty

NOTE 7—ACCRUED WARRANTY

The Company offers warranties on certain products, generally for a period of one year, and records a liability for the estimated future costs associated with potential warranty claims. The warranty costs are reflected in the Company’s consolidated statement of operations within cost of revenues. The warranties are typically in effect for 12 months from the distributor’s purchase date of the product. The Company’s estimate of future warranty costs is largely based on historical experience factors including product failure rates, material usage, and service delivery cost incurred in correcting product failures. In certain circumstances, the Company may have recourse from its contract manufacturers for replacement cost of defective products, which it also factors into its warranty liability assessment.

Warranty obligations, included in other current liabilities, were as follows (in thousands):

	Nine Months Ended March 31,
	2013	2012
Beginning balance	$1,381	$806
Accruals for warranties issued during the period	3,076	1,572
Warranty costs incurred during the period	(1,804)	(991)

	$2,653	$1,387

NOTE 7—ACCRUED WARRANTY

The Company offers warranties on certain products, generally for a period of one year, and records a liability for the estimated future costs associated with potential warranty claims. The warranty costs are reflected in the Company’s consolidated statement of operations within cost of revenues. The warranties are typically in effect for 12 months from the distributor’s purchase date of the product. The Company’s estimate of future warranty costs is largely based on historical experience factors including product failure rates, material usage, and service delivery cost incurred in correcting product failures. In certain circumstances, the Company may have recourse from its contract manufacturers for replacement cost of defective products, which it also factors into its warranty liability assessment.

Warranty obligations, included in other current liabilities, were as follows (in thousands):

Balance at June 30, 2009	$126
Accruals for warranties issued during the period	827
Settlements made during the period	(256)

Balance at June 30, 2010	697
Accruals for warranties issued during the period	847
Settlements made during the period	(738)

Balance at June 30, 2011	806
Accruals for warranties issued during the period	1,895
Settlements made during the period	(1,320)

Balance at June 30, 2012	$1,381

Debt	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Debt

NOTE 8—DEBT

In July 2011, the Company repurchased an aggregate of 12,041,700 shares of the Company’s Series A convertible preferred stock from entities affiliated with Summit Partners, L.P., one of the Company’s major stockholders, at a price of $8.97 per share for an aggregate consideration of $108.0 million. Of the aggregate purchase price, $40.0 million was paid in cash at the time of closing and the balance of the shares were paid for through the issuance of convertible subordinated promissory notes in the aggregate principal amount of $68.0 million. On September 15, 2011, $34.0 million was paid against the notes and was financed through the Company’s EWB Loan Agreement (as further described below) reducing the aggregate principal amount outstanding to $34.0 million. The remainder of the notes were retired in October 2011 with the proceeds of the Company’s initial public offering and existing cash balances. The interest rate on the notes started at 5% per annum and increased by two percentage points every three months until it would have reached 9% in January 2012. The notes were prepayable without penalty prior to April 21, 2012, and were required to be paid in the event of the Company’s initial public offering or third party financing prior to April 21, 2012. The notes matured on July 21, 2021. The unpaid principal on the notes was convertible into shares of Series A preferred stock at $8.97 per share at any point after July 21, 2012. The difference between the repurchase price and the carrying value of the repurchased preferred stock on June 30, 2011 was $59.0 million. The difference was debited to available retained earnings with the remaining amount debited to additional paid-in capital and reduced the net income attributable to common stock shareholders resulting in a reduction of basic and diluted net income per share.

On September 15, 2011, the Company entered into a Loan and Security Agreement with East West Bank, (the “EWB Loan Agreement”), which was replaced by the Loan Agreement as discussed below. The credit facilities available under the EWB Loan Agreement consist of a $35.0 million term loan facility and a $5.0 million revolving line of credit facility. The term loan matures on September 15, 2016 with principal and interest to be repaid in 60 monthly installments. The Company used $34.0 million of the term loan to repay a portion of the outstanding convertible subordinated promissory notes held by entities affiliated with Summit Partners, L.P leaving $1.0 million available for borrowing under the term loan facility.

On August 7, 2012, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with U.S. Bank, as syndication agent, and East West Bank, as administrative agent for the lenders party to the Loan Agreement. The Loan Agreement replaced the EWB Loan Agreement discussed above. The Loan Agreement provides for (i) a $50.0 million revolving credit facility, with a $5.0 million sublimit for the issuance of letters of credit and a $5.0 million sublimit for the making of swingline loan advances (the “Revolving Credit Facility”), and (ii) a $50.0 million term loan facility (the “Term Loan Facility”). The Company may request borrowings under the Revolving Credit Facility until August 7, 2015. On August 7, 2012, the Company borrowed $20.8 million under the Term Loan Facility, and no borrowings remain available for borrowing thereunder. On November 21, 2012, the Company borrowed $10.0 million under the Revolving Credit Facility. On December 20, 2012, the Company borrowed an additional $20.0 million under the Revolving Credit Facility, and $20.0 million remains available for borrowing thereunder.

The loans bear interest, at the Company’s option, at the base rate plus a spread of 1.25% to 1.75% or an adjusted LIBOR rate (at the Company’s election, for a period of 30, 60, or 90 days) plus a spread of 2.25% to 2.75%, in each case with such spread being determined based on the debt service coverage ratio for its most recently ended fiscal quarter. The base rate is the highest of (i) East West Bank’s prime rate, (ii) the federal funds rate plus a margin equal to 0.50%, or (iii) the LIBOR rate plus a margin equal to 1.00%. The Company is also obligated to pay other customary closing fees, arrangement fees, administration fees, commitment fees and letter of credit fees for a credit facility of this size and type.

Interest is due and payable monthly in arrears in the case of loans bearing interest at the base rate and at the end of an interest period in the case of loans bearing interest at the adjusted LIBOR rate. Principal payments under the Term Loan Facility will be made in quarterly installments on the first day of each calendar quarter, and each such quarterly installment shall be equal to $1.25 million through July 1, 2014, then equal to $1.875 million from October 1, 2014 through July 1 2015, and then equal to $2.5 million from October 1, 2015 through July 1, 2017, with the remaining outstanding principal balance and all accrued and unpaid interest due on August 7, 2017. All outstanding loans under the Revolving Credit Facility, together with all accrued and unpaid interest, are due on August 7, 2015.

The Company may prepay the loans, in whole or in part, at any time without premium or penalty, subject to certain conditions including minimum amounts and reimbursement of certain costs in the case of prepayments of LIBOR loans. In addition, the Company is required to prepay the loan under the Term Loan Facility with (i) the proceeds from certain financing transactions or asset sales (subject, in the case of asset sales, to reinvestment rights) and (ii) 25.0% of the Company’s excess cash flow in the U.S., as determined after each fiscal year and in accordance with the Loan Agreement, provided that the Company shall not be required to prepay the loan out of its excess cash flow if its leverage ratio is greater than 1.50:1.00 on the last day of such fiscal year.

All of the obligations of the Company under the Loan Agreement are collateralized by substantially all of the Company’s assets, including all of the capital stock of the Company’s future domestic subsidiaries and 65% of the capital stock of the Company’s existing and future foreign subsidiaries, but excluding the Company’s intellectual property, which is subject to a negative pledge agreement. All of the Company’s future domestic subsidiaries are required to guaranty the obligations under the Loan Agreement. Such guarantees by future subsidiaries will be collateralized by substantially all of the property of such subsidiaries, excluding intellectual property.

The Loan Agreement contains customary affirmative and negative covenants, including covenants that limit or restrict the Company and its subsidiaries’ ability to, among other things, incur indebtedness, grant liens, merge or consolidate, dispose of assets, pay dividends or make distributions, make investments, make acquisitions, prepay certain indebtedness, change the nature of its business, enter into certain transactions with affiliates, enter into restrictive agreements, and make capital expenditures, in each case subject to customary exceptions for a credit facility of this size and type. The Company is also required to maintain a minimum debt service coverage ratio, a maximum leverage ratio, and a minimum liquidity ratio. As of March 31, 2013, the Company was in compliance with all affirmative and negative covenants, debt service coverage ratio, leverage ratio and liquidity ratio requirements.

The Loan Agreement includes customary events of default that, include among other things, defaults for the failure to timely pay principal, interest, or other amounts due, defaults due to the inaccuracy of representations and warranties, covenant defaults, a cross default to material indebtedness, bankruptcy and insolvency defaults, material judgment defaults, defaults due to the unenforceability of a guaranty, and defaults due to circumstances that have or could reasonably be expected to have a material adverse effect on the Company’s business, operations or financial condition, its ability to pay or perform under the Loan Agreement, or on the lenders’ security interests. The occurrence of an event of default could result in the acceleration of the obligations under the Loan Agreement. During the existence of an event of default, interest on the obligations under the Loan Agreement could be increased by 2.00% above the otherwise applicable interest rate.

During the three and nine months ended March 31, 2013, the Company made aggregate payments of $1.3 million and $3.1 million, respectively, against the loan balance. As of March 31, 2013, the Company has classified $5.0 million and $72.4 million in short-term and long-term debt, respectively, on its consolidated balance sheet related to the Loan Agreement.

The following table summarizes our estimated debt and interest payment obligations as of March 31, 2013 (in thousands):

	2013 (remainder)	2014	2015	2016	2017	Thereafter	Total
Debt payment obligations	$1,250	$5,000	$6,875	$39,375	$10,000	$15,000	$77,500
Interest payments on debt payment obligations	472	1,859	1,723	1,043	532	125	5,754

Total	$1,722	$6,859	$8,598	$40,418	$10,532	$15,125	$83,254

NOTE 8—DEBT

In July 2011, the Company repurchased an aggregate of 12,041,700 shares of the Company’s Series A convertible preferred stock from entities affiliated with Summit Partners, L.P., one of the Company’s major stockholders, at a price of $8.97 per share for an aggregate consideration of $108.0 million. Of the aggregate purchase price, $40.0 million was paid in cash at the time of closing and the balance of the shares were paid for through the issuance of convertible subordinated promissory notes in the aggregate principal amount of $68.0 million. On September 15, 2011, $34.0 million was paid against the notes reducing the aggregate principal amount outstanding to $34.0 million. The remainder of the notes were retired in October 2011 with the proceeds of the Company’s initial public offering and existing cash balances. The interest rate on the notes started at 5% per annum and increased by two percentage points every three months until it would have reached 9% in January 2012. The notes were prepayable without penalty prior to April 21, 2012, and were required to be paid in the event of the Company’s initial public offering or third party financing prior to April 21, 2012. The notes matured on July 21, 2021. The unpaid principal on the notes was convertible into shares of Series A preferred stock at $8.97 per share at any point after July 21, 2012. The difference between the repurchase price and the carrying value of the repurchased preferred stock on June 30, 2011 was $59.0 million. The difference was debited to available retained earnings with the remaining amount debited to additional paid-in capital and reduced the net income attributable to common stock shareholders resulting in a reduction of basic and diluted net income per share.

On September 15, 2011, the Company entered into a Loan and Security Agreement with East West Bank, (the “EWB Loan Agreement”). The credit facilities available under the EWB Loan Agreement consist of a $35.0 million term loan facility and a $5.0 million revolving line of credit facility. The term loan matures on September 15, 2016 with principal and interest to be repaid in 60 monthly installments. The Company used $34.0 million of the term loan to repay a portion of the outstanding convertible subordinated promissory notes held by entities affiliated with Summit Partners, L.P. The $5.0 million revolving line of credit may be drawn at any time prior to September 15, 2013. The amounts outstanding under both the term loan and the revolving line of credit facility may be voluntarily prepaid at any time without premium or penalty, subject to certain conditions. Interest will accrue on the outstanding principal amount of the term loan at a rate per annum equal to an adjusted LIBOR rate (based on one, two or three month interest periods) plus a spread of either 2.50% or 3.00%, which spread shall be determined based on the debt service ratio for the preceding four fiscal quarter period. Interest will accrue on the drawn portion of the revolving credit facility at the prime rate plus a spread of 0.25%, provided that such rate shall not be less than the one-month adjusted LIBOR rate plus a spread of 1.00%, and will be paid monthly. The Company is required to pay a commitment fee of 0.15% per annum on the undrawn portion of the revolving credit facility on a quarterly basis. The EWB Loan Agreement includes customary covenants, including financial reporting requirements and compliance with a debt service coverage ratio and a total leverage ratio, and customary events of default. The Company’s obligations under the EWB Loan Agreement are secured by a first priority security position on substantially all of the Company’s current and future assets, subject to certain exceptions (including a negative pledge on the Company’s intellectual property) and permitted liens. During fiscal 2012, the Company made aggregate payments of $5.2 million against the loan balance. As of June 30, 2012, the Company has classified $7.0 million and $22.6 million in short-term and long-term debt, respectively, on its consolidated balance sheet related to the EWB Loan Agreement.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Commitments and Contingencies

NOTE 9—COMMITMENTS AND CONTINGENCIES

Operating Leases

Certain facilities and equipment are leased under noncancelable operating leases. The Company generally pays taxes, insurance and maintenance costs on leased facilities and equipment. The Company leases office space in San Jose, California and other locations under various non-cancelable operating leases that expire at various dates through 2018.

In December 2011, the Company entered into an agreement to lease approximately 64,512 square feet of office and research and development space located in San Jose, California, which the Company uses as its corporate headquarters. The lease term is from April 1, 2012, through July 31, 2017. The lease has been categorized as an operating lease, and the total estimated rent expense to be recognized is $4.9 million.

At March 31, 2013, future minimum annual payments under operating leases are as follows (in thousands):

	2013 (remainder)	2014	2015	2016	2017	Thereafter	Total
Operating leases	$407	$1,712	$1,678	$1,638	$1,129	$94	$6,658

Purchase Commitments

The Company subcontracts with other companies to manufacture its products. During the normal course of business, the Company’s contract manufacturers procure components based upon orders placed by the Company. If the Company cancels all or part of the orders, it may still be liable to the contract manufacturers for the cost of the components purchased by them to manufacture the Company’s products. The Company periodically reviews the potential liability and to date no significant accruals have been recorded. The Company’s consolidated financial position and results of operations could be negatively impacted if it were required to compensate the contract manufacturers for any liabilities incurred.

Indemnification Obligations

The Company enters into standard indemnification agreements with many of its business partners in the ordinary course of business. These agreements include provisions for indemnifying the business partner against any claim brought by a third party to the extent any such claim alleges that a Ubiquiti product infringes a patent, copyright or trademark, or violates any other proprietary rights of that third party. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is not estimable and the Company has not incurred any material costs to defend lawsuits or settle claims related to these indemnification agreements to date.

Legal Matters

The Company may be involved, from time to time, in a variety of claims, lawsuits, investigations, and proceedings relating to contractual disputes, intellectual property rights, employment matters, regulatory compliance matters and other litigation matters relating to various claims that arise in the normal course of business. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The Company assesses its potential liability by analyzing specific litigation and regulatory matters using available information. The Company develops its views on estimated losses in consultation with inside and outside counsel, which involves a subjective analysis of potential results and outcomes, assuming various combinations of appropriate litigation and settlement strategies. Taking all of the above factors into account, the Company records an amount where it is probable that the Company will incur a loss and where that loss can be reasonably estimated. However, the Company’s estimates may be incorrect and the Company could ultimately incur more or less than the amounts initially recorded. Litigation can be costly, diverting management’s attention and could, upon resolution, have a material adverse effect on the Company’s business, results of operations, financial condition, and cash flows.

Export Compliance Matters

In January 2011, the U.S. Commerce Department, Bureau of Industry and Security’s (“BIS”) Office of Export Enforcement (“OEE”) contacted the Company to request that the Company provide information related to its relationship with a logistics company in the United Arab Emirates (“UAE”) and with a company in Iran, as well as information on the export classification of its products. As a result of this inquiry the Company, assisted by outside counsel, conducted a review of the Company’s export transactions from 2008 through March 2011 to not only gather information responsive to the OEE’s request but also to review the Company’s overall compliance with export control and sanctions laws. The Company believes its products have been sold into Iran by third parties. The Company does not believe that it directly sold, exported or shipped its products into Iran or any other country subject to a U.S. embargo. However, until early 2010, the Company did not prohibit its distributors from selling its products into Iran or any other country subject to a U.S. embargo. In the course of this review the Company identified that two distributors may have sold the Company’s products into Iran. The Company’s review also found that while it had obtained required Commodity Classification Rulings for its products in June 2010 and November 2010, the Company did not advise its shipping personnel to change the export authorizations used on its shipping documents until February 2011. During the course of the Company’s export control review, the Company also determined that it had failed to maintain adequate records for the five year period required by the EAR and the sanctions regulations due to its lack of infrastructure and because it was prior to its transition to its current system of record, NetSuite.

In May 2011, the Company filed a self-disclosure statement with the BIS and OEE. In June 2011, the Company filed a self-disclosure statement with the U.S. Department of the Treasury’s Office of Foreign Asset Control (“OFAC”) regarding the compliance issues noted above. The disclosures address the above described findings and the remedial actions the Company had taken to date. However, the findings also indicate that both distributors continued to sell, directly or indirectly, the Company’s products into Iran during the period from February 2010 through March 2011 and that the Company received various communications from them indicating that they were continuing to do so. Since January 2011, the Company has cooperated with OEE and, prior to its disclosure filing, the Company informally shared with the OEE the substance of its findings with respect to both distributors. From May 2011 to August 2011, the Company provided additional information regarding its review and its findings to OEE to facilitate its investigation and OEE advised the Company in August 2011 that it had completed its investigation of the Company. In August 2011, the Company received a warning letter from OEE stating that OEE had not referred the findings of the Company’s review for criminal or administrative prosecution and closed the investigation of the Company without penalty.

OFAC is still reviewing the Company’s voluntary disclosure. In the Company’s submission, the Company provided OFAC with an explanation of the activities that led to the sales of its products in Iran and the failure to comply with the Export Administration Regulations (the “EAR”) and OFAC sanctions. Although the Company’s OFAC and OEE voluntary disclosures covered similar sets of facts, which led the OEE to resolve the case with the issuance of a warning letter, OFAC may conclude that the Company’s actions resulted in violations of U.S. export control and economic sanctions laws and warrant the imposition of penalties that could include fines, termination of the Company’s ability to export its products, and/or referral for criminal prosecution. The penalties may be imposed against the Company and/or its management. The maximum civil monetary penalty for the violations is up to $250,000 or twice the value of the transaction, whichever is greater, per violation. Any such fines or restrictions may be material to the Company’s financial results in the period in which they are imposed. The Company cannot predict when OFAC will complete its review or decide upon the imposition of possible penalties.

While the Company has taken actions designed to ensure that export classification information is distributed to the appropriate personnel in a timely manner and has adopted policies and procedures to promote its compliance with applicable export laws and regulations, including obtaining written distribution agreements with substantially all of its distributors that contain covenants requiring compliance with U.S. export control and economic sanctions law; notifying all of its distributors of their obligations and obtaining updated distribution agreements from distributors that accounted for approximately 99% of its revenue in fiscal 2012. However the Company cannot be sure such actions will be effective. Additionally, the Company’s failure to amend all its distribution agreements and to implement more robust compliance controls immediately after the discovery of Iran-related sales activity in early 2010 may be aggravating factors that could impact the imposition of penalties imposed on the Company or its management. Based on the facts known to the Company to date, the Company recorded an expense of $1.6 million for this export compliance matter in fiscal 2010, which represents management’s estimated exposure for fines in accordance with applicable accounting literature. This amount was calculated from information discovered through the Company’s internal review and this loss is deemed to be probable and reasonably estimable. However, the Company also believes that it is reasonably possible that the loss may be higher, but the Company cannot reasonably estimate the range of any further potential losses. Should additional facts be discovered in the future and/or should actual fines or other penalties substantially differ from the Company’s estimates, its business, financial condition, cash flows and results of operations would be materially negatively impacted.

Shareholder Class Action Lawsuits

Beginning on September 7, 2012, two shareholder class action complaints were filed against the Company, certain of its officers and directors and the underwriters of the Company’s initial public offering in the United States District Court for the Northern District of California. On January 30, 2013, the plaintiffs filed an Amended Consolidated Complaint, which alleges claims under the Securities Act of 1933, the Securities Exchange Act of 1934 and SEC Rule 10b-5 on behalf of a purported class of those who purchased the Company’s common stock between October 14, 2011 and August 9, 2012 and/or acquired the Company’s stock pursuant to or traceable to the registration statement for the initial public offering. The Amended Consolidated Complaint alleges that the defendants violated the federal securities laws by issuing false or misleading statements regarding the sale of counterfeit Company products. The consolidated complaint seeks, among other things, damages and interest, rescission, and attorneys’ fees and costs. On March 26, 2013, the Company filed a motion to dismiss the complaint. On April 30, 2013, the plaintiffs filed an opposition to the Company’s motion to dismiss.

The Company believes that the allegations in the consolidated complaint are without merit and intend to vigorously contest the litigation. However, there can be no assurance that the Company will be successful in its defense. Because the case is at a very early stage, the Company cannot currently estimate the loss or the range of possible losses we may experience in connection with this litigation.

NOTE 9—COMMITMENTS AND CONTINGENCIES

Operating Leases

Certain facilities and equipment are leased under noncancelable operating leases. The Company generally pays taxes, insurance and maintenance costs on leased facilities and equipment. The Company leases office space in San Jose, California and other locations under various non-cancelable operating leases that expire at various dates through 2017.

In July 2011, the Company entered into an agreement to lease additional office space for its research and development offices in Taiwan. The lease term is from July 14, 2011 through July 15, 2016. The premises consist of approximately 10,000 rentable square feet of space. The lease has been categorized as an operating lease, and the total estimated rent expense to be recognized is $1.6 million.

In December 2011, the Company entered into an agreement to lease approximately 64,512 square feet of office and research and development space located in San Jose, California, which will be used as the Company’s corporate headquarters. The lease term is from April 1, 2012, though June 30, 2017. The lease has been categorized as an operating lease, and the total estimated rent expense to be recognized is $4.9 million.

At June 30, 2012, future minimum annual payments under operating leases are as follows (in thousands): (in thousands):

	2013	2014	2015	2016	2017	Thereafter	Total
Operating leases	$1,240	$1,373	$1,386	$1,418	$1,122	$—	$6,539

Rent expense under operating leases was $1.6 million, $751,000 and $392,000 for fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

Purchase Commitments

The Company subcontracts with other companies to manufacture its products. During the normal course of business, the Company’s contract manufacturers procure components based upon orders placed by the Company. If the Company cancels all or part of the orders, it may still be liable to the contract manufacturers for the cost of the components purchased by them to manufacture the Company’s products. The Company periodically reviews the potential liability and to date no accruals have been recorded. The Company’s consolidated financial position and results of operations could be negatively impacted if it were required to compensate the contract manufacturers for any liabilities incurred.

Indemnification Obligations

The Company enters into standard indemnification agreements with many of its business partners in the ordinary course of business. These agreements include provisions for indemnifying the business partner against any claim brought by a third party to the extent any such claim alleges that a Ubiquiti product infringes a patent, copyright or trademark, or violates any other proprietary rights of that third party. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is not estimable and the Company has not incurred any material costs to defend lawsuits or settle claims related to these indemnification agreements to date.

Legal Matters

The Company may be involved, from time to time, in a variety of claims, lawsuits, investigations, and proceedings relating to contractual disputes, intellectual property rights, employment matters, regulatory compliance matters and other litigation matters relating to various claims that arise in the normal course of business. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The Company assesses its potential liability by analyzing specific litigation and regulatory matters using available information. The Company develops its views on estimated losses in consultation with inside and outside counsel, which involves a subjective analysis of potential results and outcomes, assuming various combinations of appropriate litigation and settlement strategies. Because of the uncertainties related to both the amount and ranges of possible loss from pending litigation matters, the Company is unable to predict with certainty the precise liability that could finally result from a range of possible unfavorable outcomes. Taking all of the above factors into account, the Company records an amount where it is probable that the Company will incur a loss and where that loss can be reasonably estimated. However, the Company’s estimates may be incorrect and the Company could ultimately incur more or less than the amounts initially recorded. Litigation can be costly, diverting management’s attention and could, upon resolution, have a material adverse effect on the Company’s business, results of operations, financial condition, and cash flows.

Export Compliance Matters

In January 2011, the U.S. Commerce Department, Bureau of Industry and Security’s (“BIS”) Office of Export Enforcement (“OEE”) contacted the Company to request that the Company provide information related to its relationship with a logistics company in the UAE and with a company in Iran, as well as information on the export classification of its products. As a result of this inquiry the Company, assisted by outside counsel, conducted a review of the Company’s export transactions from 2008 through March 2011 to not only gather information responsive to the OEE’s request but also to review the Company’s overall compliance with export control and sanctions laws. It was in the course of this review that the Company identified the Iranian sales of two of its distributors.

In May 2011, the Company filed a self-disclosure with the BIS and Security’s Office of Export Enforcement OEE and in June 2011, filed one with U.S. Department of the Treasury’s Office of Foreign Asset Control (“OFAC”) regarding the compliance issues noted above. The disclosures address the above described findings and the remedial actions the Company had taken to date. However, the findings also indicate that both distributors continued to sell, directly or indirectly, the Company’s products into Iran during the period from February 2010 through March 2011 and that the Company received various communications from them indicating that they were continuing to do so. Since January 2011, the Company has cooperated with OEE and, prior to its disclosure filing, the Company informally shared with the OEE the substance of its findings with respect to both distributors. From May 2011 to August 2011, the Company provided additional information regarding its review and its findings to OEE to facilitate its investigation and OEE advised the Company in August 2011 that it had completed its investigation of the Company. In August 2011, the Company received a warning letter from OEE stating that OEE had not referred the findings of the Company’s review for criminal or administrative prosecution and closed the investigation of the Company without penalty.

OFAC is still reviewing the Company’s voluntary disclosure. In the Company’s submission, the Company provided OFAC with an explanation of the activities that led to the sales of its products in Iran and the failure to comply with the Export Administration Regulations (the “EAR”) and OFAC sanctions. Although the Company’s OFAC and OEE voluntary disclosures covered similar sets of facts, which led the OEE to resolve the case with the issuance of a warning letter, OFAC may conclude that the Company’s actions resulted in violations of U.S. export control and economic sanctions laws and warrant the imposition of penalties that could include fines, termination of the Company’s ability to export its products, and/or referral for criminal prosecution. Any such fines may be material to the Company’s financial results in the period in which they are imposed. The penalties may be imposed against the Company and/or its management. The maximum civil monetary penalty for the violations is up to $250,000 or twice the value of the transaction, whichever is greater, per violation. The Company cannot predict when OFAC will complete its review or decide upon the imposition of possible penalties.

Based on the facts known to the Company to date, the Company recorded an expense of $1.6 million for this export compliance matter in fiscal 2010, which represents management’s estimated exposure for fines in accordance with applicable accounting literature. This amount was calculated from information discovered through the Company’s internal review and this loss is deemed to be probable and reasonably estimable. However, the Company also believes that it is reasonably possible that the loss may be higher, but the Company cannot reasonably estimate the range of any further potential losses. Specific information has come to management’s attention based on which, management cannot estimate any further range of possible losses. Should additional facts be discovered in the future and/or should actual fines or other penalties substantially differ from the Company’s estimates, its business, financial condition, cash flows and results of operations would be materially negatively impacted.

Preferred Stock	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Preferred Stock

NOTE 10—PREFERRED STOCK

Preferred Stock

In July 2011, the Company repurchased an aggregate of 12,041,700 shares of the Company’s Series A convertible preferred stock from entities affiliated with Summit Partners, L.P., one of the Company’s major stockholders, at a price of $8.97 per share for an aggregate consideration of $108.0 million. Of the aggregate purchase price, $40.0 million was paid in cash at the time of closing and the balance of the shares were paid for through the issuance of convertible subordinated promissory notes in the aggregate principal amount of $68.0 million. The $68.0 million was paid down primarily using proceeds from the EWB Loan Agreement and the remaining balance was subsequently paid down by funds raised upon the completion of the Company’s initial public offering on October 19, 2011 and the Company’s existing cash balances as discussed in Note 8.

NOTE 10—PREFERRED STOCK

Preferred Stock

On March 2, 2010, the Company amended its certificate of incorporation to authorize the issuance of 36,034,630 shares of Series A convertible preferred stock. On March 2, 2010, the Company also entered into a Stock Purchase Agreement and issued 33,898,990 Series A shares and warrants to purchase an additional 2,135,640 Series A shares to a third party investor at $2.95 per share. The total proceeds of $99.5 million, net of $500,000 of issuance costs, $1.3 million out of the total proceeds was allocated to the Series A warrants based on the fair value on the issuance date, and the remaining amount of $98.2 million was allocated to Series A Preferred Stock using the residual method. The proceeds from the issuance of the Series A shares were used to repurchase common stock and fully vested stock options from employees and others.

The fair value of the warrant to purchase the additional 2,135,640 Series A shares was estimated to be $1.3 million at the date of issuance based on the Black-Scholes option pricing model using a risk-free interest rate of 0.14%, volatility of approximately 53%, the contractual life of 0.3 years and 4% dividend rate. In accordance with applicable accounting guidance, the warrant liability was remeasured at fair value at each balance sheet date prior to exercise. The $207,000 decrease in fair value of the warrant liability as measured at March 31, 2010 compared to the initial fair value at issuance was recorded as other income (expense), net in the Company’s statement of operations in the third quarter of fiscal 2010. On June 29, 2010, holders of the warrants exercised their option to purchase 2,135,640 shares of Series A convertible preferred stock at $2.95 per share for total proceeds of $6.3 million, resulting in the reclassification of the warrant liability balance to Series A preferred stock on the Company’s consolidated balance sheet.

In July 2011, the Company repurchased an aggregate of 12,041,700 shares of the Company’s Series A convertible preferred stock from entities affiliated with Summit Partners, L.P., one of the Company’s major stockholders, at a price of $8.97 per share for an aggregate consideration of $108.0 million. Of the aggregate purchase price, $40.0 million was paid in cash at the time of closing and the balance of the shares were paid for through the issuance of convertible subordinated promissory notes in the aggregate principal amount of $68.0 million. The $68.0 million was paid down primarily using proceeds from the term loan the Company executed with East West Bank on September 15, 2011 and funds raised upon the completion of the Company’s initial public offering on October 19, 2011.

Stock Based Compensation	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Stock Based Compensation

NOTE 12—STOCK BASED COMPENSATION

Stock-Based Compensation Plans

The Company’s 2010 Equity Incentive Plan and 2005 Equity Incentive Plan are described in its Annual Report. As of March 31, 2013, the Company had 5,346,715 authorized shares available for future issuance under all of its stock incentive plans.

Stock-based Compensation

The following table shows total stock-based compensation expense included in the Condensed Consolidated Statements of Operations for the three and nine months ended March 31, 2013 and 2012 (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Cost of sales	$124	$41	$309	$74
Research and development	324	133	991	365
Sales, general and administrative	252	156	949	593

	$700	$330	$2,249	$1,032

Stock Options

The following is a summary of option activity for the Company’s stock incentive plans for the nine months ended March 31, 2013:

	Common Stock Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance, June 30, 2012	3,347,445	$1.45
Granted	672,000	11.21
Exercised	(136,182)	2.29
Forfeitures and cancellations	(147,751)	5.55

Balance, March 31, 2013	3,735,512	$3.01	6.28	$40,087

Vested and expected to vest as of March 31, 2013	3,660,648	$2.88	6.22	$39,783

Vested and exercisable as of March 31, 2013	2,668,567	$0.84	5.25	$34,407

During the three months ended March 31, 2013 and 2012, the aggregate intrinsic value of options exercised under the Company’s stock incentive plans was $1.1 million and $406,000, respectively, as determined as of the date of option exercise. During the nine months ended March 31, 2013 and 2012, the aggregate intrinsic value of options exercised under the Company’s stock incentive plans was $1.5 million and $47.0 million respectively.

As of March 31, 2013, the Company had unrecognized compensation costs of $4.0 million related to stock options which the Company expects to recognize over a weighted-average period of 3.5 years. Future option grants will increase the amount of compensation expense to be recorded in these periods.

The Company estimates the fair value of employee stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service period of the awards. For the three and nine months ended March 31, 2013 and 2012, the fair value of employee stock options was estimated using the following weighted average assumptions:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Expected term	6.1 years	6.1 years	6.1 years	6.1 years
Expected volatility	52%	51%	52%	49%
Risk-free interest rate	1.0%	1.2%	0.8%	1.6%
Expected dividend yield	—	—	—	—
Weighted average grant date fair value	$6.69	$9.86	$5.51	$5.05

Restricted Stock Units (“RSUs”)

The following table summarizes the activity of the RSUs made by the Company:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested RSUs, June 30, 2012	453,620	$9.42
RSUs granted	586,500	13.92
RSUs vested	(48,595)	12.79
RSUs cancelled	(287,090)	5.03

Non-vested RSUs, March 31, 2013	704,435	$14.73

The intrinsic value of RSUs vested in the three months ended March 31, 2013 and 2012 was $389,000 and $25,000, respectively. The intrinsic value of RSUs vested in the nine months ended March 31, 2013 and 2012 was $622,000 and $25,000, respectively. The total intrinsic value of all outstanding RSUs was $9.7 million as of March 31, 2013.

As of March 31, 2013, there was unrecognized compensation costs related to RSUs of $8.5 million which the Company expects to recognize over a weighted average period of 3.9 years.

NOTE 11—STOCK BASED COMPENSATION

Stock-Based Compensation Plans

2010 Equity Incentive Plan

In March 2010, the Company’s board of directors and stockholders approved the 2010 Equity Incentive Plan (the “2010 Plan”). The 2010 Plan replaced the 2005 Equity Incentive Plan (the “2005 Plan”), and no further awards will be granted pursuant to the 2005 Plan. Under the terms of the 2010 Plan, nonstatutory stock options, stock appreciation rights, restricted stock, and restricted stock units (“RSUs”) may be granted to employees or non-employee service providers. Incentive stock options may be granted only to employees.

The maximum aggregate number of shares that may be awarded under the 2010 Plan as of June 30, 2012 was 8,000,000 shares, plus any shares subject to stock options or similar awards granted under the 2005 Plan that expire or otherwise terminate without having been exercised in full and shares issued pursuant to awards granted under the 2005 Plan that are forfeited to (but not repurchased by) the Company. As of June 30, 2012, the Company had 1,649,294 authorized shares available for issuance under the 2010 Plan.

The 2010 Plan is administered by the board of directors or a committee of the Company’s board of directors. Subject to the terms and conditions of the 2010 Plan, the administrator has the authority to select the persons to whom awards are to be made, to determine the number of shares to be subject to awards and the terms and conditions of awards, and to make all other determinations and to take all other actions necessary or advisable for the administration of the 2010 Plan. The administrator is also authorized to adopt, amend or rescind rules relating to administration of the 2010 Plan. Options and RSUs generally vest over a four year period from the date of grant and generally expire five to ten years from the date of grant. The terms of the 2010 Plan provide that an option price shall not be less than 100% of fair market value on the date of grant.

2005 Equity Incentive Plan

With the adoption of the 2010 Plan, no additional awards may be granted under the 2005 Plan. In February 2005, the Company’s board of directors and the stockholders approved the 2005 Plan, which was amended and restated in March 2006. The 2005 Plan provided for the issuance of stock options, restricted stock and stock bonuses to employees, consultants, advisors, directors and officers of the Company. The 2005 Plan was administered by the Company’s board of directors, who determined the terms and conditions for each grant. The terms of the options granted under the 2005 Plan were determined at the time of grant. The Company made use of different vesting schedules through fiscal 2009, but subsequent new grants generally vested as to 25% on the first anniversary of the date of grant and monthly thereafter over the next three years and generally have a term of 10 years from the date of grant. The option prices were determined by the Company’s board of directors.

Employee Stock-based Compensation

The following table shows total stock-based compensation expense included in the Consolidated Statements of Operations for fiscal 2012, 2011 and 2010 (in thousands):

	Years Ended June 30,
	2012	2011	2010
Cost of revenues	$117	$30	$124
Research and development	542	285	26,221
Sales, general and administrative	834	637	9,814

	1,493	952	36,159

Stock Options

The following is a summary of option activity for the Company’s stock incentive plans for fiscal 2012, 2011 and 2010:

	Common Stock Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance, June 30, 2009	7,180,000	$0.04	7.64	$5,516
Granted	594,340	1.87
Options repurchased and cancelled	(794,660)	0.04
Forfeitures and cancellations	(1,183,510)	0.07

Balance, June 30, 2010	5,796,170	$0.23	6.92	$12,642
Granted	1,149,062	3.42
Forfeitures and cancellations	(773,525)	1.03

Balance, June 30, 2011	6,171,707	$0.72	6.44	$43,135
Granted	161,000	10.44
Exercised	(2,885,470)	0.28
Forfeitures and cancellations	(99,792)	4.71

Balance, June 30, 2012	3,347,445	$1.45	6.62	$42,920

Vested and expected to vest as of June 30, 2012	3,306,522	$1.41	6.60	$42,518

Vested and exercisable as of June 30, 2012	2,496,755	$0.55	6.03	$34,197

Additional information regarding options outstanding as of June 30, 2012 is as follows (in thousands, except weighted average exercise price amounts and contractual life):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$0.01 – $0.04	303,680	4.53	$0.01	303,680	$0.01
$0.05 – $0.39	1,764,890	5.78	0.05	1,764,890	0.05
$0.40 – $2.89	404,840	7.68	1.65	142,575	1.41
$2.90 – $4.07	438,132	8.25	2.90	183,872	2.90
$4.08 – $8.64	389,903	8.81	5.51	101,738	5.42
$8.65 – $26.28	46,000	9.30	14.82	—	—

$0.01 – $26.28	3,347,445	6.62	$1.45	2,496,755	$0.55

During fiscal 2012, the aggregate intrinsic value of options exercised under the Company’s stock incentive plans was $48.6 million as determined as of the date of option exercise. The Company had no option exercises during fiscal 2011 or 2010.

As of June 30, 2012, the Company had unrecognized compensation costs of $1.8 million related to stock options which the Company expects to recognize over a weighted-average period 2.7 years. Future option grants will increase the amount of compensation expense to be recorded in these periods.

The Company estimates the fair value of employee stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service period of the awards. The fair value of employee stock options was estimated using the following weighted average assumptions:

	Years Ended June 30,
	2012	2011	2010
Expected term	6.1 years	6.1 years	6.1 years
Expected volatility	49%	65%	65%
Risk-free interest rate	1.6%	4.2%	4.5%
Expected dividend yield	—	—	—
Weighted average grant date fair value	$5.05	$2.10	$1.14

Expected term. Expected term represents the period that the Company’s stock-based awards are expected to be outstanding. As the Company has limited historical option exercise data, the expected term of the stock options granted to employees was calculated based on the simplified method. Under the simplified method, the expected term is equal to the average of an option’s weighted-average vesting period and its contractual term. The Company is permitted to continue using the simplified method until sufficient information regarding exercise behavior, such as historical exercise data or exercise information from external sources, becomes available.

Expected volatility. The expected volatility was based on the historical stock volatilities of a group of publicly listed comparable companies over a period equal to the expected terms of the options, as the Company does not have any trading history to use the volatility of the Company’s common stock.

Expected dividend yield. The Company has never paid dividends on the Company’s common stock and does not expect to pay dividends on its common stock.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the option’s expected term.

Fair value of common stock. The Company’s common stock began trading on the NASDAQ Global Select Market on October 14, 2011, upon its initial public offering. The fair value of the Company’s common stock is determined using the market price of the Company’s common stock as of the date of grant. Prior to October 14, 2011, the fair value of the shares of common stock underlying the stock options has historically been the responsibility of and determined by the Company’s board of directors. Because there had been no public market for the Company’s common stock, its board of directors has determined fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors including independent third-party valuations of its common stock, operating and financial performance, the lack of liquidity of capital stock and general and industry specific economic outlook, amongst other factors.

Forfeiture rate. The Company estimates its forfeiture rate based on an analysis of its actual forfeitures and will continue to evaluate the adequacy of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover behavior and other factors. The impact from a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from that estimated, the Company may be required to record adjustments to stock-based compensation expense in future periods.

Cash received from stock option exercises during the fiscal 2012, 2011 and 2010 were $811,000, zero and zero, respectively.

Restricted Stock Units (“RSUs”)

The following table summarizes the activity of the RSUs made by the Company:

	Number of Shares	Weighted Average Grant Date Fair Value
RSUs granted	501,180	$1.92
RSUs vested	—	—

Non-vested RSUs, June 30, 2010	501,180	$1.92
RSUs granted	112,500	5.14
RSUs vested	(125,295)	1.92

Non-vested RSUs, June 30, 2011	488,385	$2.66
RSUs granted	169,710	22.33
RSUs vested	(146,475)	2.37
RSUs cancelled	(58,000)	8.04

Non-vested RSUs, June 30, 2012	453,620	$9.42

The intrinsic value of RSUs vested in fiscal 2012 and 2011 was $3.5 million and $640,000, respectively. No RSUs vested during fiscal 2010. The total intrinsic value of all outstanding restricted stock units was $6.5 million as of June 30, 2012.

As of June 30, 2012, there was unrecognized compensation costs related to RSUs of $3.7 million which the Company expects to recognize over a weighted average period of 3.7 years.

Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Income Taxes

NOTE 13—INCOME TAXES

As of March 31, 2013, the Company had approximately $10.4 million of unrecognized tax benefits, substantially all of which would, if recognized, affect its tax expense. The Company has elected to include interest and penalties related to uncertain tax positions as a component of tax expense. At March 31, 2013, an insignificant amount of interest and penalties are included in long-term income tax payable. The Company recorded an increase of its unrecognized tax benefits of $1.1 million for the three months ended March 31, 2013. The Company does not expect any significant increases or decreases to its unrecognized tax benefits in the next twelve months.

The Company recorded a tax provision of $2.5 million for the three months ended March 31, 2013. The Company’s estimated 2012 effective tax rate differs from the U.S. statutory rate primarily due to profits earned in jurisdictions where the tax rate is lower than the U.S. tax rate.

The Company files U.S. federal income tax returns as well as income tax returns in various states and foreign jurisdictions. The Company’s tax years from 2009 and onwards could be subject to examinations by tax authorities.

On January 2, 2013, the American Taxpayer Relief Act of 2012 (“the Act”) was signed into law. One of the provisions of the Act provides a retroactive extension of the research and experimentation tax credit (“R&D credit”) through December 31, 2013, which had expired on December 31, 2011. The Company has recognized a tax benefit of $539,000 during the third quarter of fiscal 2013 as a result of the retroactive extension of the R&D credit.

NOTE 12—INCOME TAXES

The components of income before provision for income taxes were as follows (in thousands):

	Years Ended June 30,
	2012	2011	2010
Domestic	$41,490	$24,484	$(14,731)
Foreign	82,533	37,675	19,994

	$124,023	$62,159	$5,263

The components of the Company’s provision for income taxes consisted of the following:

	Years Ended June 30,
	2012	2011	2010
Current
Foreign	$2,040	$978	$716
Federal	17,437	11,005	9,530
State	2,854	1,612	2,263

Current tax expense	22,331	13,595	12,509

Deferred
Foreign	—	—	—
Federal	(217)	(912)	(1,392)
State	(680)	(251)	(398)

Deferred tax expense	(897)	(1,163)	(1,790)

Provision for income taxes	$21,434	$12,432	$10,719

Significant components of the Company’s deferred tax assets and liabilities consisted of the following:

	June 30,
	2012	2011
Deferred tax assets
Deferred revenue	$—	$525
Allowance for doubtful accounts	238	253
Stock-based compensation	1,016	529
Warranty	—	89
Accrued expenses	256	364
Research and development credits	468	—
Other	186	25

Total deferred tax assets	2,164	1,785

Deferred tax liabilities
Cumulative change in accounting method	—	(1,020)
Other	(1,050)	(548)

Total deferred tax liabilities	(1,050)	(1,568)

Net deferred tax assets (liabilities)	$1,114	$217

The effective tax rate differs from the applicable U.S. statutory federal income tax rate as follows:

	June 30,
	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Stock-based compensation	—	—	233.0
State tax expense	1.0	1.0	23.0
Tax rate differential, foreign income	(23.0)	(20.0)	(120.0)
Foreign credits	—	—	(8.0)
Federal research and development credits	—	(1.0)	(6.0)
Other permanent items	4.3	5.0	35.7
Non-deductible penalties	—	—	11.0

Effective tax rate	17.3%	20.0%	203.7%

In fiscal 2010, stock-based compensation incurred from common stock repurchased in connection with the Summit transaction in March 2010 was not tax deductible, resulting in a decrease in domestic income but no tax benefit. The Company had increased foreign operations in fiscal 2012 as compared to fiscal 2011 and in fiscal 2011 as compared to fiscal 2010 and in fiscal 2010 as compared to fiscal 2009, generating more income on a comparative year over year basis in foreign jurisdictions that have lower tax rates than the U.S.

The Company adopted FASB Accounting Standards Codification 740-10-25 on July 1, 2008. As a result of the implementation, the Company did not recognize any adjustments to the liability for uncertain tax position and therefore did not record any adjustment to the beginning balance of retained earnings on the balance sheet. As of the date of the adoption, the Company had no accrued interest and/or penalties. The Company does not anticipate a significant change to its unrecognized tax benefits over the next twelve months. The unrecognized tax benefits may change during the next year for items that arise in the ordinary course of business.

U.S. income and foreign withholding taxes associated with the repatriation of earnings of foreign subsidiaries have not been provided on $138.0 million of undistributed earnings for certain foreign subsidiaries. The Company intends to reinvest these earnings indefinitely outside of the United States. If these earnings were distributed to the U.S. in the form of dividends or otherwise, or if the shares of the relevant foreign subsidiaries were sold or otherwise transferred, the Company may be subject to additional U.S. income taxes and foreign withholding taxes. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

The Company has California research and development tax credit carryovers of approximately $468,000, which do not expire.

Tax years 2009 through 2012 are subject to examination by the federal tax authorities. There are no income tax examinations currently in process.

Tax years 2008 through 2012 are subject to examination by the state tax authorities. There are no income tax examinations currently in process.

Uncertain Tax Positions

Effective July 1, 2008, the Company adopted a new accounting standard that provides guidance on accounting for uncertainty in income taxes. The adoption had no effect on the Company’s consolidated financial statements. A reconciliation of the beginning and ending balances of the unrecognized tax benefits during the years ended June 30, 2012, 2011 and 2010 consist of the following:

	Years Ended June 30,
	2012	2011	2010
	(In thousands)
Unrecognized benefit—beginning of period	$2,020	$762	$264
Gross increases—current year tax positions	4,697	1,258	498
Gross increases—prior year tax positions	1,108	—	—

Unrecognized benefit—end of period	$7,825	$2,020	$762

The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is $7.1 million.

Accrued interest and penalties related to unrecognized tax benefits are classified as income tax expense and were immaterial. The Company files income tax returns in the United States, various states and certain foreign jurisdictions.

Segment Information, Revenues by Geography and Significant Customers	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Segment Information, Revenues by Geography and Significant Customers

NOTE 14—SEGMENT INFORMATION, REVENUES BY GEOGRAPHY AND SIGNIFICANT CUSTOMERS

Revenues by product type were as follows (in thousands, except percentages):

	Three Months Ended March 31,				Nine Months Ended March 31,
	2013		2012		2013		2012
airMAX	$55,534	67%	$61,978	68%	$136,343	62%	$164,752	64%
New platforms	11,825	14%	9,914	11%	39,358	18%	16,874	6%
Other systems	4,108	5%	10,308	11%	12,727	6%	41,327	16%

Systems	71,467	86%	82,200	90%	188,428	86%	222,953	86%
Embedded radio	1,721	2%	2,232	2%	4,954	2%	8,024	3%
Antennas/other	9,967	12%	7,233	8%	26,209	12%	27,672	11%

Total revenues	$83,155	100%	$91,665	100%	$219,591	100%	$258,649	100%

The Company generally forwards products directly from its manufacturers to its customers via logistics distribution hubs in Asia. Beginning in the quarter ended December 31, 2012, the Company’s products were predominantly routed through a third party logistics provider in China and prior to the quarter ended December 31, 2012, the Company’s products were predominantly delivered to our customers through distribution hubs in Hong Kong. The Company’s logistics provider, in turn, ships to other locations throughout the world. The Company has determined the geographical distribution of product revenues based upon the customer’s ship-to destinations.

Revenues by geography were as follows (in thousands, except percentages):

	Three Months Ended March 31,				Nine Months Ended March 31,
	2013		2012		2013		2012
North America(1)	$21,052	25%	$16,647	18%	$53,519	24%	$63,028	24%
South America	18,496	22%	27,666	30%	45,820	21%	71,751	28%
Europe, the Middle East and Africa	31,617	38%	36,398	40%	90,690	41%	91,537	35%
Asia Pacific	11,990	15%	10,954	12%	29,562	14%	32,333	13%

Total revenues	$83,155	100%	$91,665	100%	$219,591	100%	$258,649	100%

(1)

Revenue for the United States was $19.7 million and $14.9 million for the three months ended March 31, 2013 and 2012, respectively. Revenue for the United States was $50.5 million and $60.0 million for the nine months ended March 31, 2013 and 2012, respectively.

Customers with an accounts receivable balance of 10% or greater of total accounts receivable and customers with net revenues of 10% or greater of total revenues are presented below for the periods indicated:

	Percentage of Revenues				Percentage of Accounts Receivable
	Three Months Ended March 31,		Nine Months Ended March 31,		March 31, 2013	June 30, 2012
	2013	2012	2013	2012
Customer A	15%	20%	13%	19%	13%	19%
Customer B	*	10%	*	*	10%	*
Customer C	*	*	*	10%	13%	11%
Customer D	*	*	*	*	*	12%

*	denotes less than 10%

NOTE 13— SEGMENT INFORMATION, REVENUES BY GEOGRAPHY AND SIGNIFICANT CUSTOMERS

Revenues by product type were as follows (in thousands, except percentages):

	Years Ended June 30,
	2012		2011		2010
airMAX	$223,743	63%	$113,001	57%	$37,525	27%
New platforms	29,465	8%	2,513	1%	—	—%
Other systems	52,086	15%	44,884	23%	75,368	55%

Systems	305,294	86%	160,398	81%	112,893	82%
Embedded radio	10,056	3%	14,762	7%	14,047	10%
Antennas/other	38,167	11%	22,714	12%	10,012	8%

Total revenues	$353,517	100%	$197,874	100%	$136,952	100%

The Company generally forwards products directly from its manufacturers to its distributors in Hong Kong, who in turn ship to other locations throughout the world. The Company has determined the geographical distribution of product revenues based upon the ship-to destinations.

Revenues by geography were as follows (in thousands, except percentages):

	Years Ended June 30,
	2012		2011		2010
North America(1)	$88,309	25%	$61,920	31%	$56,995	42%
South America	88,325	25%	50,824	26%	13,520	10%
Europe, the Middle East and Africa	130,494	37%	68,297	35%	55,089	40%
Asia Pacific	46,389	13%	16,833	8%	11,348	8%

Total revenues	$353,517	100%	$197,874	100%	$136,952	100%

(1)	Revenue for the United States was $84.3 million, $60.0 million and $56.2 million for fiscal 2012, 2011 and 2010, respectively.

Customers with an accounts receivable balance of 10% or greater of total accounts receivable and customers with net revenues of 10% or greater of total revenues are presented below for the periods indicated:

	Percentage of Revenues			Percentage of Accounts Receivable
	Years Ended June 30,			June 30,
	2012	2011	2010	2012	2011
Flytec Computers Inc.	16%	20%	17%	19%	21%
Streakwave Wireless Inc.	10%	15%	13%	11%	25%
Discomp	*	*	*	12%	*

*	denotes less than 10%

401(k) Benefit Plan	12 Months Ended
Jun. 30, 2012
401(k) Benefit Plan

NOTE 14—401(k) BENEFIT PLAN

The Company sponsors a 401(k) defined contribution plan. It matches 1% of the first 4% of an employee’s compensation contributed to the plan. The Company’s contributions to the plan were $47,000, $28,000 and $20,000 for fiscal 2012, 2011 and 2010, respectively.

Subsequent Events	12 Months Ended
Jun. 30, 2012
Subsequent Events

NOTE 15—SUBSEQUENT EVENTS

Loan and Security Agreement

On August 7, 2012, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with U.S. Bank, as syndication agent, and East West Bank, as administrative agent. The Loan Agreement replaces the EWB Loan Agreement as discussed in Note 8. The Loan Agreement provides for (i) a $50.0 million revolving credit facility, with a $5.0 million sublimit for the issuance of letters of credit and a $5.0 million sublimit for the making of swingline loan advances (the “Revolving Credit Facility”), and (ii) a $50.0 million term loan facility (the “Term Loan Facility”). The Company may request borrowings under the Revolving Credit Facility until August 7, 2015. On August 7, 2012, the Company borrowed an additional $20.8 million of term loans under the Term Loan Facility.

The loans bear interest, at the Company’s option, at the base rate plus a spread of 1.25% to 1.75% or an adjusted LIBOR rate (based, at the Company’s election, on a period of 30, 60, or 90 days) plus a spread of 2.25% to 2.75%, in each case with such spread being determined based on the debt service coverage ratio for the last fiscal quarter. The base rate means the highest of East West Bank’s prime rate, the federal funds rate plus a margin equal to 0.50%, or the adjusted LIBOR rate for a period of 30, 60, or 90 days plus a margin equal to 1.00%. The Company is also obligated to pay other customary closing fees, arrangement fees, administration fees, commitment fees and letter of credit fees for a credit facility of this size and type.

Interest is due and payable in arrears monthly in the case of loans bearing interest at the base rate and at the end of an interest period (or quarterly in the case of loans with interest periods greater than three months) in the case of loans bearing interest at the adjusted LIBOR rate. Principal payments under the Term Loan Facility will be made in quarterly installments, each such quarterly installment shall be equal to $1.25 million until August 7, 2014, then equal to $1.875 million until August 7, 2015, and then equal to $2.5 million until August 7, 2017, subject to adjustment as a result of any prepayments, with the remaining outstanding principal balance and all accrued and unpaid interest due on August 7, 2017. All outstanding loans under the Revolving Credit Facility, together with all accrued and unpaid interest, are due on August 7, 2015.

The Company may prepay the loans, in whole or in part, at any time without premium or penalty, subject to certain conditions including minimum amounts and reimbursement of certain costs in the case of prepayments of LIBOR loans. In addition, the Company is required to prepay the loan under the Term Loan Facility with the proceeds from certain financing transactions or asset sales (subject, in the case of asset sales, to reinvestment rights) and with 25.0% of the Company’s excess cash flow, as determined after each fiscal year and in accordance with the Loan Agreement, provided that the Company shall not be required to prepay the loan out of its excess cash flow if its leverage ratio is greater than 1.50:1.00 on the last day of such fiscal year.

All of the obligations under the Loan Agreement are secured by substantially all of the Company’s assets, including all of the capital stock of the Company’s future domestic subsidiaries and 65% of the capital stock of the Company’s existing and future foreign subsidiaries, but excluding the Company’s intellectual property. All of the Company’s future domestic subsidiaries are required to guaranty the obligations under the Loan Agreement. Such guarantees by future subsidiaries will be secured by substantially all of the property of such subsidiaries, excluding intellectual property.

The Loan Agreement contains customary affirmative and negative covenants, including covenants that limit or restrict the Company and its subsidiaries’ ability to, among other things, incur indebtedness, grant liens, merge or consolidate, dispose of assets, pay dividends or make distributions, make investments, make acquisitions, prepay certain indebtedness, change the nature of its business, enter into certain transactions with affiliates, enter into restrictive agreements, and make capital expenditures, in each case subject to customary exceptions for a credit facility of this size and type. The Company is also required to maintain compliance with a debt service coverage ratio, a leverage ratio, and a minimum level of liquidity.

The Loan Agreement includes customary events of default that, include among other things, non-payment defaults, defaults due to the inaccuracy of representations and warranties, covenant defaults, cross default to material indebtedness, bankruptcy and insolvency defaults, material judgment defaults, defaults due to the unenforceability of a guaranty, and defaults due to circumstances that have or could have a material adverse effect. The occurrence of an event of default could result in the acceleration of the obligations under the Loan Agreement. During the existence of an event of default, interest on the obligations under the Loan Agreement could be increased by 2.00% above the otherwise applicable interest rate.

Common Stock Repurchase

On August 9, 2012, the Company announced that its Board of Directors authorized the Company to repurchase up to $100 million of its common stock. The share repurchase program commenced Monday, August 13, 2012. The share repurchase program will be funded from existing cash on hand and from the proceeds from the Loan Agreement as discussed above. Through September 21, 2012, the Company had repurchased 3,101,214 shares of its outstanding common stock at an average price of $9.79 per share for a total cost of $30.4 million.

Shareholder Class Action Lawsuits

Beginning on September 7, 2012, two purported shareholder class action complaints were filed against the Company, certain of its officers and directors and the underwriters of the Company’s initial public offering in the United States District Court for the Northern District of California. The complaints purport to bring claims under the Securities Act of 1933, the Securities Exchange Act of 1934 and SEC Rule 10b-5 on behalf a class of purchasers of the Company’s common stock from October 14, 2011 through August 9, 2012 and/or who acquired the Company’s stock pursuant to or traceable to the registration statement for the IPO. The complaints seek, among other things, compensatory damages, rescission, and attorneys’ fees and costs.

The Company believes that the allegations in the complaints are without merit and intend to vigorously contest the litigation. However, there can be no assurance that the Company will be successful in its defense and the Company cannot currently estimate a range of possible losses it may experience in connection with this litigation.

Supplementary Data (Unaudited)	12 Months Ended
Jun. 30, 2012
Supplementary Data (Unaudited)

NOTE 16—SUPPLEMENTARY DATA (UNAUDITED)

The following table presents the Company’s unaudited consolidated statements of operations data for each of the eight quarters during fiscal 2012 and 2011. In management’s opinion, this information has been presented on the same basis as the audited consolidated financial statements included in a separate section of this report, and all necessary adjustments, consisting only of normal recurring adjustments, have been included in the amounts below to state fairly the unaudited quarterly results when read in conjunction with the audited consolidated financial statements and related notes. The operating results for any quarter should not be relied upon as necessarily indicative of results for any future period.

	Fiscal 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net revenue	$79,167	$87,817	$91,665	$94,868
Gross profit	33,013	37,290	39,659	41,041
Income from operations	27,500	31,176	32,556	34,060
Net income	21,493	24,691	27,920	28,485
Net income (loss) attributable to common stockholders—basic	(81,234)	14,428	27,920	28,485
Net income (loss) attributable to common stockholders—diluted	(81,234)	14,443	27,920	28,485
Net income (loss) per share of common stock:
Basic	$(1.30)	$0.16	$0.30	$0.31
Diluted	$(1.30)	$0.16	$0.30	$0.30

	Fiscal 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net revenue	$34,082	$45,087	$51,151	$67,554
Gross profit	13,629	18,042	21,104	28,037
Income from operations	9,468	13,680	16,282	22,650
Net income	7,581	10,978	13,033	18,135
Net income (loss) attributable to common stockholders—basic	3,722	4,037	3,097	(9,383)
Net income (loss) attributable to common stockholders—diluted	3,793	4,122	3,168	(9,383)
Net income (loss) per share of common stock:
Basic	$0.06	$0.06	$0.05	$(0.15)
Diluted	$0.06	$0.06	$0.05	$(0.15)

Common Stock and Treasury Stock	9 Months Ended
Mar. 31, 2013
Common Stock and Treasury Stock

NOTE 11—COMMON STOCK AND TREASURY STOCK

As of March 31, 2013 and June 30, 2012, the authorized capital of the Company included 500,000,000 shares of common stock. As of March 31, 2013, 131,306,084 shares of common stock were issued and 87,067,124 were outstanding. As of June 30, 2012, 131,129,888 shares of common stock were issued and 92,049,978 were outstanding.

Common Stock Repurchases

On August 9, 2012, the Company announced that its Board of Directors authorized the Company to repurchase up to $100 million of its common stock. The share repurchase program commenced Monday, August 13, 2012. The share repurchase program has been funded from proceeds from the Loan Agreement as discussed in Note 8 and from existing cash on hand.

Common stock repurchase activity during the nine months ended March 31, 2013 was as follows (in thousands, except share and per share amounts):

Period	Total Number of Shares Purchased	Average Price Paid per Share	Dollar Value of Shares that May Yet Be Purchased
August 13, 2012 – August 31, 2012	2,179,900	$8.88	$80,599
September 1, 2012 – September 30, 2012	992,014	$11.93	$68,742
October 1, 2012 – October 31, 2012	371,665	$11.72	$64,377
November 1, 2012 – November 30, 2012	657,700	$11.16	$57,024
December 1, 2012 – December 31, 2012	957,771	$11.86	$45,646

Total	5,159,050	$10.52	$45,646

The Company did not repurchase any of its common stock during the three months ended March 31, 2013.

Special Dividend

On December 14, 2012, the Company announced that its Board of Directors had authorized a special cash dividend of $0.18 per share for each share of common stock outstanding on December 24, 2012. The aggregate dividend payment of $15.7 million was paid on December 28, 2012 to stockholders of record on December 24, 2012.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Use of Accounting Estimates

Use of Accounting Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, the Company evaluates these estimates, including those related to allowance for doubtful accounts, inventory valuation, warranty costs, stock-based compensation, income taxes, the valuation of equity instruments, and commitments and contingencies, among others. The Company bases estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Segments

Segments

Management has determined that it operates as one reportable and operating segment as it only reports financial information on an aggregate and consolidated basis to its chief executive officer, who is the Company’s chief operating decision maker. See Note 13.

Recognition of Revenues

Recognition of Revenues

Revenues consist primarily of revenues from the sale of hardware and management tools, as well as the related implied post contract customer support (“PCS”). The Company recognizes revenues when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. In cases where the Company lacks evidence that collectability of the resulting receivable is reasonably assured, it defers recognition of revenue until the receipt of cash. At June 30, 2012 and 2011 $805,000 and $1.7 million, respectively, of revenues were deferred.

For the Company’s sales, evidence of the arrangement consists of an order from a customer. The Company considers delivery to have occurred once its products have been shipped and title and risk of loss have been transferred. For the Company’s sales, these criteria are met at the time the products are transferred to the customer. The Company’s arrangements with customers do not include provisions for cancellation, returns, inventory swaps or refunds that would significantly impact recognized revenues.

The Company records amounts billed to distributors for shipping and handling costs as revenues. The Company classifies shipping and handling costs incurred by it as cost of revenues.

Deposit payments received from distributors in advance of recognition of revenues are included in current liabilities on the Company’s balance sheet and are recognized as revenues when all the criteria for recognition of revenues are met.

The Company’s multi-element arrangements generally include two deliverables. The first deliverable is the hardware and software essential to the functionality of the hardware device delivered at the time of sale. The second deliverable is the implied right to PCS included with the purchase of certain products. PCS is this right to receive, on a when and if available basis, future unspecified software upgrades and features relating to the product’s essential software as well as bug fixes, email and telephone support.

The Company uses a hierarchy to determine the allocation of revenues to the deliverables. The hierarchy is as follows: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence of selling price (“TPE”), and (iii) best estimate of the selling price (“BESP”).

(i)	VSOE generally exists only when a company sells the deliverable separately and is the price actually charged by the company for that deliverable. Generally the Company does not sell the deliverables separately and, as such, does not have VSOE.

(ii)	TPE can be substantiated by determining the price that other parties sell similar or substantially similar offerings. The Company does not believe that there is accessible TPE evidence for similar deliverables.

(iii)	BESP reflects the Company’s best estimates of what the selling prices of elements would be if they were sold regularly on a stand-alone basis. The Company believes that BESP is the most appropriate methodology for determining the allocation of revenue among the multiple elements.

The Company has allocated revenues between these two deliverables using the relative selling price method which is based on the estimated selling price for all deliverables. Revenues allocated to the delivered hardware and the related essential software are recognized at the time of sale provided the other conditions for recognition of revenues have been met. Revenues allocated to the PCS are deferred and recognized on a straight-line basis over the estimated life of each of these devices, which currently is two years. At June 30, 2012 and 2011, $805,000 and $497,000 of revenue was deferred in this way. All cost of revenues, including estimated warranty costs, are recognized at the time of sale. Costs for research and development and sales and marketing are expensed as incurred. If the estimated life of the hardware product should change, the future rate of amortization of the revenues allocated to PCS would also change.

The Company’s process for determining BESP for deliverables involves multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. For PCS, the Company believes its network operators and service providers would be reluctant to pay for such services separately. This view is primarily based on the fact that unspecified upgrade rights do not obligate the Company to provide upgrades at a particular time or at all, and do not specify to network operators and service providers which upgrades or features will be delivered. The Company believes that the relatively low prices of its products and its network operators’ and service providers’ price sensitivity would add to their reluctance to pay for PCS. Therefore, the Company has concluded that if it were to sell PCS on a standalone basis, the selling price would be relatively low.

Key factors considered by the Company in developing the BESP for PCS include reviewing the activities of specific employees engaged in support and software development to determine the amount of time that is allocated to the development of the undelivered elements, determining the cost of this development effort, and then adding an appropriate level of gross profit to these costs.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers investments purchased with a maturity period of three months or less at the date of purchase to be cash equivalents. At June 30, 2012 and 2011, the Company had cash and cash equivalents of $122.1 million and $76.4 million, respectively. Cash and cash equivalents are stated at cost which approximates fair value. The Company deposits cash and cash equivalents with financial institutions that management believes are of high credit quality. The Company’s cash and cash equivalents consist primarily of U.S. dollar denominated money market funds and cash deposited in demand accounts.

Concentration of Risk

Concentration of Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and accounts receivable. The Company primarily places its temporary cash investments with high credit quality financial institutions which invest predominantly in U.S. money market funds. Deposits of cash outside the United States totaled $102.8 million and $29.6 million at June 30, 2012 and 2011, respectively. The Company would incur significant tax liabilities if it were to repatriate its non-U.S. deposits.

The Company derives its accounts receivable from revenues earned from customers located worldwide. The Company bases credit decisions primarily upon a customer’s past credit history. The Company’s standard credit terms are net 30 to 60 days.

The Company subcontracts with other companies to manufacture most of its products. The Company relies on the ability of these contract manufacturers to produce the products sold to its distributors and original equipment manufacturers (“OEMs”). A significant portion of the Company’s products are manufactured by a few contract manufacturers. If the Company’s contract manufacturers were to lose production capabilities, the Company would experience delays in delivering products to its distributors and OEMs. The Company does not maintain long-term agreements with its contract manufacturers, which could lead to an inability of the Company to obtain its products in a timely fashion at prices consistent with those previously charged.

Inventory

Inventory

Inventories consist primarily of raw materials that the Company consigns to its contract manufactures and, to a lesser extent, finished goods. Inventories are stated at the lower of cost or market value on a first-in, first-out basis. The Company reduces the value of its inventory for estimated obsolescence or lack of marketability by the difference between the cost of the affected inventory and the estimated market value and establishes a new cost basis.

Deferred Cost of Revenues

Deferred Cost of Revenues

Deferred cost of revenues consist of the cost of product shipped to distributors for which the rights and obligations of ownership have passed to the distributor but revenues have not yet been recognized primarily because the collectability criterion for revenue recognition has not been fulfilled. The Company classifies those amounts as deferred cost of revenues. All deferred costs of revenues are stated at cost. The Company periodically assesses the recoverability of deferred cost of revenues and writes down the deferred cost of revenues balances to establish a new cost basis when recovery of deferred cost of revenues is not reasonably assured. The Company evaluates recoverability based on various factors including the length of time the product has been held at the distributor’s site and the financial viability of the distributor.

Product Warranties

Product Warranties

The Company offers warranties on certain products, generally for a period of one year, and records a liability for the estimated future costs associated with potential warranty claims. The warranty costs are reflected in the Company’s consolidated statement of operations within cost of revenues. The warranties are typically in effect for 12 months from the distributor’s purchase date of the product. The Company’s estimate of future warranty costs is largely based on historical experience factors including product failure rates, material usage, and service delivery cost incurred in correcting product failures. In certain circumstances, the Company may have recourse from its contract manufacturers for replacement cost of defective products, which it also factors into its warranty liability assessment.

Redeemable Convertible Preferred Stock

Redeemable Convertible Preferred Stock

On October 19, 2011, the Company’s outstanding Series A preferred stock converted to common stock immediately prior to the closing of the Company’s initial public offering and no additional accretion was recorded. Prior to the conversion, upon the sixth anniversary of the issuance of Series A preferred stock, the holders of Series A preferred stock could require the Company to redeem such preferred stock out of legally available funds at the greater of (i) the Liquidation Value of $2.95 per share plus all accrued and unpaid dividends or (ii) the market price of the common stock issuable upon conversion of each share of Series A preferred stock into common stock, plus all accrued and unpaid dividends. Since the maximum redemption amount was contingent on the fair value of the equity security at the redemption date, the Company calculated the accretion based on the fair value as of the balance sheet date prorated over the contractual life. The Company recorded $111.5 million, $37.7 million and $100,000 of accretion in fiscal 2012, 2011 and 2010, respectively. Due to the conversion immediately prior to the closing of the Company’s initial public offering, no additional accretion will be recorded in future periods.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company records an allowance for doubtful accounts for estimated probable losses on uncollectible accounts receivable. In estimating the allowance, management considers, among other factors, (i) the aging of the accounts receivable, (ii) the Company’s historical write offs, (iii) the credit worthiness of each distributor based on payment history and (iv) general economic conditions. In cases where the Company is aware of circumstances that may impair a specific distributor’s ability to meet its obligations to the Company, the Company records a specific allowance against amounts due from the distributor, and thereby reduces the net recognized receivable to the amounts it reasonably believes will be collected.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying value of the Company’s cash equivalents, accounts receivable, accounts payable, debt and other current liabilities approximate fair value due to their short maturities. See Note 3.

Long Lived Assets

Long Lived Assets

The Company evaluates its long lived assets including property and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. An impairment loss is recognized when the net book value of such assets exceeds the estimated future undiscounted cash flows attributable to the assets or asset group. If impairment is indicated, the asset is written down to its estimated fair value. The Company did not recognize any impairment losses for fiscal 2012, 2011 and 2010.

Property and Equipment

Property and Equipment

Furniture, fixtures and equipment are recorded at cost. The Company computes depreciation or amortization using the straight line method over estimated useful lives, as follows:

Estimated Useful Life
Testing equipment	3 to 5 years
Computer and other equipment	3 to 5 years
Furniture and fixtures	3 years
Leasehold improvements	shorter of lease term or useful life

Upon retirement or disposition, the asset cost and related accumulated depreciation are removed with any gain or loss recognized in the statement of operations. Expenditures for maintenance and repairs are charged to operations as incurred.

Depreciation expense was $602,000, $213,000 and $144,000 for fiscal 2012, 2011 and 2010, respectively.

Intangible Assets

Intangible Assets

The Company’s intangible assets consist primarily of legal costs associated with application and registration of the Company’s patents and trademarks. The Company amortizes all acquisition-related intangible assets that are subject to amortization over the estimated useful life based on economic benefit, which ranges from 5 to 10 years.

Leases

Leases

The Company leases its facilities under cancelable and noncancelable operating leases. For leases that contain rent escalation or rent concessions provisions, the Company records the total rent expense during the lease term on a straight line basis over the term of the lease. The Company records the difference between the rent paid and the straight line rent as a deferred rent liability in the accompanying consolidated balance sheets.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with accounting guidance which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in its financial statements or tax returns. Deferred tax assets and liabilities are determined based on the temporary difference between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company establishes valuation allowances when necessary to reduce deferred tax assets to the amount it expects to realize. The assessment of whether or not a valuation allowance is required often requires significant judgment including current operating results, the forecast of future taxable income and ongoing prudent and feasible tax planning initiatives. In addition, the Company’s calculation of its tax liabilities involves dealing with uncertainties in the application of complex tax regulations. The Company may be subject to income tax audits in all of the jurisdictions in which it operates and, as a result, must also assess exposures to any potential issues arising from current or future audits of current and prior years’ tax returns. Accordingly, the Company must assess such potential exposures and, where necessary, provide a reserve to cover any expected loss. To the extent that the Company establishes a reserve, its provision for income taxes would be increased. If the Company ultimately determines that payment of these amounts is unnecessary, it reverses the liability and recognizes a tax benefit during the period in which it determines that the liability is no longer necessary. The Company records an additional charge in its provision for taxes in the period in which it determines that tax liability is greater than its original estimate.

Stock-based Compensation

Stock-based Compensation

The Company records stock-based awards at fair value as of the grant date and recognizes expense ratably on a straight-line basis over the requisite service period, which is generally the vesting term of the awards. The Company estimates the fair value of stock option awards on the grant date using the Black-Scholes option pricing model. Restricted stock units (“RSUs”) are valued based on the fair value of the Company’s common stock on the date of grant. The Company adopted the above guidance using the modified prospective transition method. Under this transition method, the new fair value recognition provisions are applied to option grants on and after July 1, 2005. The Company expenses the fair value of all stock-based awards granted or modified after July 1, 2005 on a straight line basis.

The Black-Scholes option pricing model used to determine the fair value of the Company’s stock option awards requires a number of estimates and assumptions. In valuing share-based awards under the fair value accounting method, significant judgment is required in determining the expected volatility of the Company’s common stock and the expected term individuals will hold their share-based awards prior to exercising. The expected volatility of the Company’s common stock is based on the volatility of a group of comparable companies, as the Company does not have sufficient historical data with regards to the volatility of its stock. The expected term of options granted represents the period of time that the Company expects the options granted to be outstanding. The Company calculates the expected term as the average of the option vesting and contractual terms. In the future, as the Company gains sufficient historical data for volatility in its common stock and the actual term for which its options are held, the expected volatility and expected term may change, which could substantially change the grant date fair value of future awards of stock options and ultimately the expense it records. In addition, the estimation of stock awards that will ultimately vest requires judgment and to the extent actual results differ from the Company’s estimates, these amounts will be recorded as an adjustment in the period estimates are revised.

For stock option awards granted to nonemployees and nonemployee directors, the fair value of the stock option awards is estimated using the Black-Scholes option pricing model. This model utilizes the estimated fair value of the Company’s underlying common stock at each measurement date, the contractual term of the option, the expected volatility of the price of the Company’s common stock, risk free interest rates and expected dividend yields of the Company’s common stock.

Commitments and Contingencies

Commitments and Contingencies

The Company periodically evaluates all pending or threatened contingencies and any commitments, if any, that are reasonably likely to have a material adverse effect on its results of operations, financial position or cash flows. The Company assesses the probability of an adverse outcome and determines if it is remote, reasonably possible or probable. If information available prior to the issuance of the Company’s financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the Company’s financial statements, and the amount of the loss, or the range of probable loss can be reasonably estimated, then such loss is accrued and charged to operations. If no accrual is made for a loss contingency because one or both of the conditions pursuant to the accounting guidance are not met, but the probability of an adverse outcome is at least reasonably possible, the Company will disclose the nature of the contingency and provide an estimate of the possible loss or range of loss, or state that such an estimate cannot be made.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of the Company and its subsidiaries is the U.S. dollar. For foreign operations, local currency denominated assets and liabilities are remeasured at the period end exchange rates, and revenues, costs and expenses are remeasured at the average exchange rates during the fiscal year. Foreign exchange gains and losses have been immaterial to the Company’s results of operations to date.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs, consisting of legal, accounting and other fees and costs relating to the Company’s initial public offering were capitalized. Deferred offering costs of $3.1 million were offset against initial public offering proceeds upon the closing of the offering in October 2011. There were $2.1 million of deferred offering costs capitalized as of June 30, 2011.

Research and Development Costs and Capitalized Software Development Costs

Research and Development Costs and Capitalized Software Development Costs

Research and development expenses consist primarily of salary and benefit expenses, including stock-based compensation, for employees and contractors engaged in research, design and development activities, as well as costs for prototypes, facilities and travel costs.

Software development costs, including costs incurred to purchase third party software, begin to be capitalized when the Company has determined that certain factors are present, including among others, that technology exists to achieve the performance requirements. The accumulation of software costs to be capitalized ceases when the software is substantially developed and is ready for its intended use. Capitalized costs are amortized on a straight line basis over the estimated useful life of the software once it is available for use. To date, the Company has not capitalized research and development costs associated with software development as products and enhancements have reached technological feasibility and have been released to customers at substantially the same time.

Earnings Per Share

Earnings Per Share

The Company applies the two-class method for calculating and presenting earnings per share (“EPS”). Under the two-class method, net income is allocated between shares of common stock and other participating securities based on their participating rights. Participating securities are defined as securities that participate in dividends with common stock according to a pre-determined formula or a contractual obligation to share in the income of the entity. Basic EPS is computed by dividing net income available to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed by dividing the amount of net income available to common stockholders outstanding plus income allocable to participating securities, to the extent they are dilutive, by the weighted average number of shares of common stock and potential dilutive shares outstanding during the period if the effect is dilutive. The Company’s potentially dilutive common shares include outstanding stock options, restricted stock units and preferred stock.

Recent Accounting Pronouncements	Recent Accounting Pronouncements The Company does not believe there have been any recent accounting pronouncements that would have a significant impact on the Company’s financial statements.

Recent Accounting Pronouncements

In May 2011 the FASB further amended its guidance related to fair value measurements in order to achieve common fair value measurements between U.S. GAAP and International Financial Reporting Standards. The amendments in the updated guidance explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, the updated guidance should not result in a change in the application of previous fair value measurement guidance. The updated guidance is effective during interim and annual periods beginning after December 15, 2011. The adoption of the amended guidance on January 1, 2012 did not have an impact on the Company’s consolidated financial statements.

In June 2011, the FASB updated its guidance related to the presentation of comprehensive income. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The updated guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in the updated guidance do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB further amended its guidance to defer changes related to the presentation of reclassification adjustments indefinitely as a result of concerns raised by stakeholders that the new presentation requirements would be difficult for preparers and add unnecessary complexity to financial statements. The updated guidance, other than the portion related to the presentation of reclassification adjustments, will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, with early adoption permitted. The updated guidance must be applied retrospectively. The Company does not expect the adoption of the guidance on July 1, 2012 to have an impact on its consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Allowance for Doubtful Accounts Activity

The allowance for doubtful accounts activity was as follows (in thousands):

	Years Ended June 30,
	2012	2011	2010
Beginning balance	$596	$800	$—
Charged to or released from expenses	815	(200)	800
Bad debt write-offs	(145)	(4)	—

Ending Balance	$1,266	$596	$800

Property and Equipment, Estimated Useful Life

Furniture, fixtures and equipment are recorded at cost. The Company computes depreciation or amortization using the straight line method over estimated useful lives, as follows:

Estimated Useful Life
Testing equipment	3 to 5 years
Computer and other equipment	3 to 5 years
Furniture and fixtures	3 years
Leasehold improvements	shorter of lease term or useful life

Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Fair Value Hierarchy for Company's Financial Assets and Liabilities

As of March 31, 2013 and June 30, 2012, the fair value hierarchy for the Company’s financial assets and financial liabilities was as follows (in thousands):

	March 31, 2013				June 30, 2012
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds	$165,242	$165,242	$—	$—	$108,228	$108,228	$—	$—
Liabilities:
Debt	$77,369	$—	$77,369	$—	$29,591	$—	$29,591	$—

As of June 30, 2012 and 2011, the fair value hierarchy for the Company’s financial assets and financial liabilities was as follows (in thousands):

	June 30, 2012				June 30, 2011
	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds	$108,228	$108,228	$—	$—	$43,572	$43,572	$—	$—
Liabilities:
Debt	$29,591	$—	$29,591	$—	$—	$—	$—	$—

Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated (in thousands, except per share data):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Numerator:
Net income (loss) attributable to common stockholders	$20,667	$27,920	$51,649	$(38,327)

Denominator:
Weighted-average shares used in computing basic net income (loss) per share	87,004	91,861	88,702	80,648
Add—dilutive potential common shares:
Stock options	1,803	2,044	1,808	—
Restricted stock units	146	272	146	—

Weighted-average shares used in computing diluted net income (loss) per share	88,953	94,177	90,656	80,648

Net income (loss) per share of common stock:
Basic	$0.24	$0.30	$0.58	$(0.48)

Diluted	$0.23	$0.30	$0.57	$(0.48)

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated (in thousands, except per share data):

	Years Ended June 30,
	2012	2011	2010
Numerator:
Net income (loss) attributable to common stockholders—basic	$(9,842)	$4,875	$(6,892)

Net income (loss) attributable to common stockholders—diluted	$(9,842)	$4,978	$(6,892)

Denominator:
Weighted-average common shares outstanding used in basic EPS calculation	83,460	63,092	88,972
Add—dilutive potential common shares:
Stock options	—	3,680	—
Restricted stock units	—	135	—

Weighted-average shares used to compute diluted EPS	83,460	66,907	88,972

Net income (loss) per share of common stock:
Basic	$(0.12)	$0.08	$(0.08)

Diluted	$(0.12)	$0.07	$(0.08)

Potential Shares of Common Stock Excluded from Diluted Per Share Calculation

The following table summarizes the total potential shares of common stock that were excluded from the diluted per share calculation, because to include them would have been anti-dilutive for the period (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Stock options	655	11,214	356	3,441
Restricted stock units	205	5,000	129	470

	860	16,214	485	3,911

The following table summarizes the total potential shares of common stock that were excluded from the diluted per share calculation, because to include them would have been anti-dilutive for the period (in thousands):

	Years Ended June 30,
	2012	2011	2010
Stock options	3,348	360	5,795
Restricted stock units	454	100	500
Convertible preferred stock	—	36,035	36,035

	3,802	36,495	42,330

Cash and Cash Equivalents (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Cash and Cash Equivalents	Cash and cash equivalents consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Cash	$16,447	$13,832
Money market funds	165,242	108,228

	$181,689	$122,060

Cash and cash equivalents consisted of the following (in thousands):

	June 30,
	2012	2011
Cash	$13,832	$32,789
Money market funds	108,228	43,572

	$122,060	$76,361

BALANCE SHEET COMPONENTS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Inventories	Inventories consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Raw materials	$2,629	$4,668
Finished goods	16,752	3,066

	$19,381	$7,734

Inventories consisted of the following (in thousands):

	June 30,
	2012	2011
Raw materials	$4,668	$4,305
Finished goods	3,066	1,358

	$7,734	$5,663

Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Non-trade receivables	1,548	1,019
Other current assets	1,721	558

	$3,269	$1,577

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,
	2012	2011
Vendor deposits	$129	$5,312
Other current assets	1,448	74

	$1,577	$5,386

Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Testing equipment	$3,126	$2,293
Computer and other equipment	828	578
Tooling equipment	1,605	532
Furniture and fixtures	641	595
Leasehold improvements	1,808	1,424
Software	229	77
Construction in progress	60	—

	8,297	5,499
Less: Accumulated depreciation and amortization	(2,119)	(1,028)

	$6,178	$4,471

Property and equipment, net consisted of the following (in thousands):

	June 30,
	2012	2011
Testing equipment	$2,293	$1,086
Computer and other equipment	578	182
Tooling equipment	532	—
Furniture and fixtures	595	18
Leasehold improvements	1,424	112
Software	77	57

	5,499	1,455
Less: Accumulated depreciation and amortization	(1,028)	(433)

	$4,471	$1,022

Other Long-term Assets	Other long-term assets consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Intangible assets, net	$1,073	$748
Other long-term assets	702	388

	$1,775	$1,136

Other Long-term Assets

Other long-term assets consisted of the following (in thousands):

	June 30,
	2012	2011
Deferred offering costs	$—	$2,141
Intangible assets, net	748	—
Other long-term assets	388	89

	$1,136	$2,230

Other Current Liabilities

Accrued liabilities consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Accrued compensation and benefits	$3,068	$2,657
Accrued accounts payable	405	6,636
Accrual for an export compliance matter	1,625	1,625
Warranty accrual	2,653	1,381
Other accruals	3,225	4,732

	$10,976	$17,031

Other Current Liabilities

Accrued liabilities consisted of the following (in thousands):

	June 30,
	2012	2011
Accrued compensation and benefits	$2,657	$2,280
Accrued accounts payable	6,636	7,414
Accrual for an export compliance matter	1,625	1,625
Warranty accrual	1,381	806
Other accruals	4,732	3,081

	$17,031	$15,206

Accrued Warranty (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Warranty Obligations

Warranty obligations, included in other current liabilities, were as follows (in thousands):

	Nine Months Ended March 31,
	2013	2012
Beginning balance	$1,381	$806
Accruals for warranties issued during the period	3,076	1,572
Warranty costs incurred during the period	(1,804)	(991)

	$2,653	$1,387

Warranty obligations, included in other current liabilities, were as follows (in thousands):

Balance at June 30, 2009	$126
Accruals for warranties issued during the period	827
Settlements made during the period	(256)

Balance at June 30, 2010	697
Accruals for warranties issued during the period	847
Settlements made during the period	(738)

Balance at June 30, 2011	806
Accruals for warranties issued during the period	1,895
Settlements made during the period	(1,320)

Balance at June 30, 2012	$1,381

Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Estimated Rent Expense

At March 31, 2013, future minimum annual payments under operating leases are as follows (in thousands):

	2013 (remainder)	2014	2015	2016	2017	Thereafter	Total
Operating leases	$407	$1,712	$1,678	$1,638	$1,129	$94	$6,658

At June 30, 2012, future minimum annual payments under operating leases are as follows (in thousands): (in thousands):

	2013	2014	2015	2016	2017	Thereafter	Total
Operating leases	$1,240	$1,373	$1,386	$1,418	$1,122	$—	$6,539

Stock Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the Condensed Consolidated Statements of Operations for the three and nine months ended March 31, 2013 and 2012 (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Cost of sales	$124	$41	$309	$74
Research and development	324	133	991	365
Sales, general and administrative	252	156	949	593

	$700	$330	$2,249	$1,032

The following table shows total stock-based compensation expense included in the Consolidated Statements of Operations for fiscal 2012, 2011 and 2010 (in thousands):

	Years Ended June 30,
	2012	2011	2010
Cost of revenues	$117	$30	$124
Research and development	542	285	26,221
Sales, general and administrative	834	637	9,814

	1,493	952	36,159

Option Activity for Company's Stock Incentive Plans

The following is a summary of option activity for the Company’s stock incentive plans for the nine months ended March 31, 2013:

	Common Stock Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance, June 30, 2012	3,347,445	$1.45
Granted	672,000	11.21
Exercised	(136,182)	2.29
Forfeitures and cancellations	(147,751)	5.55

Balance, March 31, 2013	3,735,512	$3.01	6.28	$40,087

Vested and expected to vest as of March 31, 2013	3,660,648	$2.88	6.22	$39,783

Vested and exercisable as of March 31, 2013	2,668,567	$0.84	5.25	$34,407

The following is a summary of option activity for the Company’s stock incentive plans for fiscal 2012, 2011 and 2010:

	Common Stock Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance, June 30, 2009	7,180,000	$0.04	7.64	$5,516
Granted	594,340	1.87
Options repurchased and cancelled	(794,660)	0.04
Forfeitures and cancellations	(1,183,510)	0.07

Balance, June 30, 2010	5,796,170	$0.23	6.92	$12,642
Granted	1,149,062	3.42
Forfeitures and cancellations	(773,525)	1.03

Balance, June 30, 2011	6,171,707	$0.72	6.44	$43,135
Granted	161,000	10.44
Exercised	(2,885,470)	0.28
Forfeitures and cancellations	(99,792)	4.71

Balance, June 30, 2012	3,347,445	$1.45	6.62	$42,920

Vested and expected to vest as of June 30, 2012	3,306,522	$1.41	6.60	$42,518

Vested and exercisable as of June 30, 2012	2,496,755	$0.55	6.03	$34,197

Additional Information Regarding Options Outstanding

Additional information regarding options outstanding as of June 30, 2012 is as follows (in thousands, except weighted average exercise price amounts and contractual life):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$0.01 – $0.04	303,680	4.53	$0.01	303,680	$0.01
$0.05 – $0.39	1,764,890	5.78	0.05	1,764,890	0.05
$0.40 – $2.89	404,840	7.68	1.65	142,575	1.41
$2.90 – $4.07	438,132	8.25	2.90	183,872	2.90
$4.08 – $8.64	389,903	8.81	5.51	101,738	5.42
$8.65 – $26.28	46,000	9.30	14.82	—	—

$0.01 – $26.28	3,347,445	6.62	$1.45	2,496,755	$0.55

Fair Value of Employee Stock Options

For the three and nine months ended March 31, 2013 and 2012, the fair value of employee stock options was estimated using the following weighted average assumptions:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2013	2012	2013	2012
Expected term	6.1 years	6.1 years	6.1 years	6.1 years
Expected volatility	52%	51%	52%	49%
Risk-free interest rate	1.0%	1.2%	0.8%	1.6%
Expected dividend yield	—	—	—	—
Weighted average grant date fair value	$6.69	$9.86	$5.51	$5.05

The fair value of employee stock options was estimated using the following weighted average assumptions:

	Years Ended June 30,
	2012	2011	2010
Expected term	6.1 years	6.1 years	6.1 years
Expected volatility	49%	65%	65%
Risk-free interest rate	1.6%	4.2%	4.5%
Expected dividend yield	—	—	—
Weighted average grant date fair value	$5.05	$2.10	$1.14

Restricted Stock Units

The following table summarizes the activity of the RSUs made by the Company:

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested RSUs, June 30, 2012	453,620	$9.42
RSUs granted	586,500	13.92
RSUs vested	(48,595)	12.79
RSUs cancelled	(287,090)	5.03

Non-vested RSUs, March 31, 2013	704,435	$14.73

The following table summarizes the activity of the RSUs made by the Company:

	Number of Shares	Weighted Average Grant Date Fair Value
RSUs granted	501,180	$1.92
RSUs vested	—	—

Non-vested RSUs, June 30, 2010	501,180	$1.92
RSUs granted	112,500	5.14
RSUs vested	(125,295)	1.92

Non-vested RSUs, June 30, 2011	488,385	$2.66
RSUs granted	169,710	22.33
RSUs vested	(146,475)	2.37
RSUs cancelled	(58,000)	8.04

Non-vested RSUs, June 30, 2012	453,620	$9.42

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Components of Income Before Provision for Income Taxes

The components of income before provision for income taxes were as follows (in thousands):

	Years Ended June 30,
	2012	2011	2010
Domestic	$41,490	$24,484	$(14,731)
Foreign	82,533	37,675	19,994

	$124,023	$62,159	$5,263

Components of the Company's provision for income taxes

The components of the Company’s provision for income taxes consisted of the following:

	Years Ended June 30,
	2012	2011	2010
Current
Foreign	$2,040	$978	$716
Federal	17,437	11,005	9,530
State	2,854	1,612	2,263

Current tax expense	22,331	13,595	12,509

Deferred
Foreign	—	—	—
Federal	(217)	(912)	(1,392)
State	(680)	(251)	(398)

Deferred tax expense	(897)	(1,163)	(1,790)

Provision for income taxes	$21,434	$12,432	$10,719

Components of the Company's deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities consisted of the following:

	June 30,
	2012	2011
Deferred tax assets
Deferred revenue	$—	$525
Allowance for doubtful accounts	238	253
Stock-based compensation	1,016	529
Warranty	—	89
Accrued expenses	256	364
Research and development credits	468	—
Other	186	25

Total deferred tax assets	2,164	1,785

Deferred tax liabilities
Cumulative change in accounting method	—	(1,020)
Other	(1,050)	(548)

Total deferred tax liabilities	(1,050)	(1,568)

Net deferred tax assets (liabilities)	$1,114	$217

Effective Tax Rate

The effective tax rate differs from the applicable U.S. statutory federal income tax rate as follows:

	June 30,
	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Stock-based compensation	—	—	233.0
State tax expense	1.0	1.0	23.0
Tax rate differential, foreign income	(23.0)	(20.0)	(120.0)
Foreign credits	—	—	(8.0)
Federal research and development credits	—	(1.0)	(6.0)
Other permanent items	4.3	5.0	35.7
Non-deductible penalties	—	—	11.0

Effective tax rate	17.3%	20.0%	203.7%

Uncertain Tax Positions

had no effect on the Company’s consolidated financial statements. A reconciliation of the beginning and ending balances of the unrecognized tax benefits during the years ended June 30, 2012, 2011 and 2010 consist of the following:

	Years Ended June 30,
	2012	2011	2010
	(In thousands)
Unrecognized benefit—beginning of period	$2,020	$762	$264
Gross increases—current year tax positions	4,697	1,258	498
Gross increases—prior year tax positions	1,108	—	—

Unrecognized benefit—end of period	$7,825	$2,020	$762

Segment Information, Revenues by Geography and Significant Customers (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Revenues by Product

Revenues by product type were as follows (in thousands, except percentages):

	Three Months Ended March 31,				Nine Months Ended March 31,
	2013		2012		2013		2012
airMAX	$55,534	67%	$61,978	68%	$136,343	62%	$164,752	64%
New platforms	11,825	14%	9,914	11%	39,358	18%	16,874	6%
Other systems	4,108	5%	10,308	11%	12,727	6%	41,327	16%

Systems	71,467	86%	82,200	90%	188,428	86%	222,953	86%
Embedded radio	1,721	2%	2,232	2%	4,954	2%	8,024	3%
Antennas/other	9,967	12%	7,233	8%	26,209	12%	27,672	11%

Total revenues	$83,155	100%	$91,665	100%	$219,591	100%	$258,649	100%

Revenues by product type were as follows (in thousands, except percentages):

	Years Ended June 30,
	2012		2011		2010
airMAX	$223,743	63%	$113,001	57%	$37,525	27%
New platforms	29,465	8%	2,513	1%	—	—%
Other systems	52,086	15%	44,884	23%	75,368	55%

Systems	305,294	86%	160,398	81%	112,893	82%
Embedded radio	10,056	3%	14,762	7%	14,047	10%
Antennas/other	38,167	11%	22,714	12%	10,012	8%

Total revenues	$353,517	100%	$197,874	100%	$136,952	100%

Revenues by Geography

Revenues by geography were as follows (in thousands, except percentages):

	Three Months Ended March 31,				Nine Months Ended March 31,
	2013		2012		2013		2012
North America(1)	$21,052	25%	$16,647	18%	$53,519	24%	$63,028	24%
South America	18,496	22%	27,666	30%	45,820	21%	71,751	28%
Europe, the Middle East and Africa	31,617	38%	36,398	40%	90,690	41%	91,537	35%
Asia Pacific	11,990	15%	10,954	12%	29,562	14%	32,333	13%

Total revenues	$83,155	100%	$91,665	100%	$219,591	100%	$258,649	100%

(1)

Revenue for the United States was $19.7 million and $14.9 million for the three months ended March 31, 2013 and 2012, respectively. Revenue for the United States was $50.5 million and $60.0 million for the nine months ended March 31, 2013 and 2012, respectively.

Revenues by geography were as follows (in thousands, except percentages):

	Years Ended June 30,
	2012		2011		2010
North America(1)	$88,309	25%	$61,920	31%	$56,995	42%
South America	88,325	25%	50,824	26%	13,520	10%
Europe, the Middle East and Africa	130,494	37%	68,297	35%	55,089	40%
Asia Pacific	46,389	13%	16,833	8%	11,348	8%

Total revenues	$353,517	100%	$197,874	100%	$136,952	100%

(1)	Revenue for the United States was $84.3 million, $60.0 million and $56.2 million for fiscal 2012, 2011 and 2010, respectively.

Percentage of Revenue and Accounts Receivable

Customers with an accounts receivable balance of 10% or greater of total accounts receivable and customers with net revenues of 10% or greater of total revenues are presented below for the periods indicated:

	Percentage of Revenues				Percentage of Accounts Receivable
	Three Months Ended March 31,		Nine Months Ended March 31,		March 31, 2013	June 30, 2012
	2013	2012	2013	2012
Customer A	15%	20%	13%	19%	13%	19%
Customer B	*	10%	*	*	10%	*
Customer C	*	*	*	10%	13%	11%
Customer D	*	*	*	*	*	12%

*	denotes less than 10%

Customers with an accounts receivable balance of 10% or greater of total accounts receivable and customers with net revenues of 10% or greater of total revenues are presented below for the periods indicated:

	Percentage of Revenues			Percentage of Accounts Receivable
	Years Ended June 30,			June 30,
	2012	2011	2010	2012	2011
Flytec Computers Inc.	16%	20%	17%	19%	21%
Streakwave Wireless Inc.	10%	15%	13%	11%	25%
Discomp	*	*	*	12%	*

*	denotes less than 10%

Supplementary Data (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2012
Quarterly Information of Operations

The operating results for any quarter should not be relied upon as necessarily indicative of results for any future period.

	Fiscal 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net revenue	$79,167	$87,817	$91,665	$94,868
Gross profit	33,013	37,290	39,659	41,041
Income from operations	27,500	31,176	32,556	34,060
Net income	21,493	24,691	27,920	28,485
Net income (loss) attributable to common stockholders—basic	(81,234)	14,428	27,920	28,485
Net income (loss) attributable to common stockholders—diluted	(81,234)	14,443	27,920	28,485
Net income (loss) per share of common stock:
Basic	$(1.30)	$0.16	$0.30	$0.31
Diluted	$(1.30)	$0.16	$0.30	$0.30

	Fiscal 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net revenue	$34,082	$45,087	$51,151	$67,554
Gross profit	13,629	18,042	21,104	28,037
Income from operations	9,468	13,680	16,282	22,650
Net income	7,581	10,978	13,033	18,135
Net income (loss) attributable to common stockholders—basic	3,722	4,037	3,097	(9,383)
Net income (loss) attributable to common stockholders—diluted	3,793	4,122	3,168	(9,383)
Net income (loss) per share of common stock:
Basic	$0.06	$0.06	$0.05	$(0.15)
Diluted	$0.06	$0.06	$0.05	$(0.15)

Debt (Tables)	9 Months Ended
Mar. 31, 2013
Summary of Estimated Debt and Interest Payment Obligations

The following table summarizes our estimated debt and interest payment obligations as of March 31, 2013 (in thousands):

	2013 (remainder)	2014	2015	2016	2017	Thereafter	Total
Debt payment obligations	$1,250	$5,000	$6,875	$39,375	$10,000	$15,000	$77,500
Interest payments on debt payment obligations	472	1,859	1,723	1,043	532	125	5,754

Total	$1,722	$6,859	$8,598	$40,418	$10,532	$15,125	$83,254

Common Stock and Treasury Stock (Tables)	9 Months Ended
Mar. 31, 2013
Common Stock Repurchase Activity

Common stock repurchase activity during the nine months ended March 31, 2013 was as follows (in thousands, except share and per share amounts):

Period	Total Number of Shares Purchased	Average Price Paid per Share	Dollar Value of Shares that May Yet Be Purchased
August 13, 2012 – August 31, 2012	2,179,900	$8.88	$80,599
September 1, 2012 – September 30, 2012	992,014	$11.93	$68,742
October 1, 2012 – October 31, 2012	371,665	$11.72	$64,377
November 1, 2012 – November 30, 2012	657,700	$11.16	$57,024
December 1, 2012 – December 31, 2012	957,771	$11.86	$45,646

Total	5,159,050	$10.52	$45,646

Business and Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2011	Jun. 30, 2010	Mar. 31, 2013	Jun. 30, 2012	Oct. 13, 2011
Business And Basis Of Presentation [Abstract]
Year of incorporation			2003	2003
Year of commencement of business			2005	2005
Forward stock split, Ratio	2.5	4
Common Stock Issue price under initial public offering					$ 15
Conversion of preferred stock into common stock Ratio					1

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012 Segment	Jun. 30, 2011	Jun. 30, 2010	Oct. 19, 2011	Jun. 30, 2009
Summary Of Significant Accounting Policies [Line Items]
Number of reportable and operating segment				1
Deferred revenues		$ 1,841,000		$ 805,000	$ 1,734,000
Cash and cash equivalents		181,689,000	94,200,000	122,060,000	76,361,000	28,415,000		13,674,000
Deposits of cash outside the united states				102,800,000	29,600,000
Minimum period of standard credit term				30 days
Maximum period of standard credit term				60 days
Period of warranties on certain product		12 months		12 months
Liquidation value including all accrued and unpaid dividends							$ 2.95
Accretion recorded				111,500,000	37,700,000	100,000
Impairment losses				0	0	0
Depreciation expense		1,262,000	394,000	602,000	213,000	144,000
Deferred offering costs against initial public offering	3,100,000
Deferred offering costs					2,141,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of acquisition-related intangible assets				10 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of acquisition-related intangible assets				5 years
Post Contract Customer Support
Summary Of Significant Accounting Policies [Line Items]
Deferred revenues				$ 805,000	$ 497,000
Estimated life of devices				2 years

Summary of Significant Accounting Policies (Allowance for Doubtful Account Activity) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Allowance for Doubtful Accounts Activity [Abstract]
Beginning balance	$ 1,266	$ 596	$ 596	$ 800
Charged to or released from expenses	1,596	670	815	(200)	800
Bad debt write-offs			(145)	(4)
Ending Balance	$ 2,700		$ 1,266	$ 596	$ 800

Summary of Significant Accounting Policies (Estimated Useful Life) (Detail)	12 Months Ended
Jun. 30, 2012
Testing Equipment | Minimum
Property and Equipment Useful Life [Abstract]
Estimated Useful Life	3 years
Testing Equipment | Maximum
Property and Equipment Useful Life [Abstract]
Estimated Useful Life	5 years
Computer And Other Equipment | Minimum
Property and Equipment Useful Life [Abstract]
Estimated Useful Life	3 years
Computer And Other Equipment | Maximum
Property and Equipment Useful Life [Abstract]
Estimated Useful Life	5 years
Furniture and Fixtures
Property and Equipment Useful Life [Abstract]
Estimated Useful Life	3 years
Leasehold Improvements
Property and Equipment Useful Life [Abstract]
Estimated Useful Life	shorter of lease term or useful life

Fair Value of Financial Instruments (Fair Value Hierarchy) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Liabilities:
Debt	$ 77,369	$ 29,591	$ 0
Money Market Funds
Liabilities:
Fair value	165,242	108,228	43,572
Fair Value, Inputs, Level 1
Liabilities:
Debt	0	0	0
Fair Value, Inputs, Level 1 | Money Market Funds
Liabilities:
Fair value	165,242	108,228	43,572
Fair Value, Inputs, Level 2
Liabilities:
Debt	77,369	29,591	0
Fair Value, Inputs, Level 2 | Money Market Funds
Liabilities:
Fair value	0	0	0
Fair Value, Inputs, Level 3
Liabilities:
Debt	0	0	0
Fair Value, Inputs, Level 3 | Money Market Funds
Liabilities:
Fair value	$ 0	$ 0	$ 0

Earnings Per Share (Computation of basic and diluted earnings per share) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Numerator:
Net income (loss) attributable to common stockholders	$ 20,667	$ 28,485	$ 27,920	$ 14,428	$ (81,234)	$ (9,383)	$ 3,097	$ 4,037	$ 3,722	$ 51,649	$ (38,327)	$ (9,842)	$ 4,875	$ (6,892)
Net income (loss) attributable to common stockholders-diluted		$ 28,485	$ 27,920	$ 14,443	$ (81,234)	$ (9,383)	$ 3,168	$ 4,122	$ 3,793			$ (9,842)	$ 4,978	$ (6,892)
Denominator:
Weighted-average common shares outstanding used in basic EPS calculation	87,004		91,861							88,702	80,648	83,460	63,092	88,972
Weighted-average shares used in computing diluted net income (loss) per share	88,953		94,177							90,656	80,648	83,460	66,907	88,972
Net income (loss) per share of common stock:
Basic	$ 0.24	$ 0.31	$ 0.3	$ 0.16	$ (1.3)	$ (0.15)	$ 0.05	$ 0.06	$ 0.06	$ 0.58	$ (0.48)	$ (0.12)	$ 0.08	$ (0.08)
Diluted	$ 0.23	$ 0.3	$ 0.3	$ 0.16	$ (1.3)	$ (0.15)	$ 0.05	$ 0.06	$ 0.06	$ 0.57	$ (0.48)	$ (0.12)	$ 0.07	$ (0.08)
Stock Options
Denominator:
Dilutive potential common shares	1,803		2,044							1,808			3,680
Restricted Stock Units (RSUs)
Denominator:
Dilutive potential common shares	146		272							146			135

Earnings Per Share (Anti-dilutive Securities) (Detail) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock	860	16,214	485	3,911	3,802	36,495	42,330
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock	655	11,214	356	3,441	3,348	360	5,795
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock	205	5,000	129	470	454	100	500
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock						36,035	36,035

Cash and Cash Equivalents (Cash and cash equivalents) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cash and Cash Equivalents [Abstract]
Cash	$ 16,447	$ 13,832		$ 32,789
Money market funds	165,242	108,228		43,572
Cash and cash equivalents	$ 181,689	$ 122,060	$ 94,200	$ 76,361	$ 28,415	$ 13,674

Balance Sheet Components (Inventory) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Balance Sheet Components [Abstract]
Raw materials	$ 2,629	$ 4,668	$ 4,305
Finished goods	16,752	3,066	1,358
Inventories	$ 19,381	$ 7,734	$ 5,663

Balance Sheet Components (Prepaid Expenses and Other Current Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Balance Sheet Components [Abstract]
Vendor deposits		$ 129	$ 5,312
Non-trade receivables	1,548	1,019
Other current assets		1,448	74
Other current assets	1,721	558
Prepaid Expenses and Other Current Assets	$ 3,269	$ 1,577	$ 5,386

Balance Sheet Components (Property and Equipment, Net) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 8,297	$ 5,499	$ 1,455
Less: Accumulated depreciation and amortization	(2,119)	(1,028)	(433)
Property and Equipment, Net	6,178	4,471	1,022
Testing Equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	3,126	2,293	1,086
Computer And Other Equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	828	578	182
Tooling Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	1,605	532
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment gross	641	595	18
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross	1,808	1,424	112
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	229	77	57
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 60

Balance Sheet Components (Other Long-term Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Balance Sheet Components [Abstract]
Deferred offering costs			$ 2,141
Intangible assets, net	1,073	748
Other long-term assets	702	388	89
Total	$ 1,775	$ 1,136	$ 2,230

Balance Sheet Components (Other Current Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Balance Sheet Components [Abstract]
Accrued compensation and benefits	$ 3,068	$ 2,657		$ 2,280
Accrued accounts payable	405	6,636		7,414
Accrual for an export compliance matter	1,625	1,625		1,625
Warranty accrual	2,653	1,381	1,387	806	697	126
Other accruals	3,225	4,732		3,081
Total Accrued Liabilities	$ 10,976	$ 17,031		$ 15,206

Accrued Warranty - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Product Warranties Disclosures [Abstract]
Warranty period	12 months	12 months

Accrued Warranty (Warranty Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Beginning balance	$ 1,381	$ 806	$ 806	$ 697	$ 126
Accruals for warranties issued during the period	3,076	1,572	1,895	847	827
Settlements made during the period	(1,804)	(991)	(1,320)	(738)	(256)
Ending balance	$ 2,653	$ 1,387	$ 1,381	$ 806	$ 697

Debt - Additional Information (Detail) (USD $)	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	9 Months Ended							1 Months Ended		1 Months Ended		12 Months Ended								1 Months Ended
	Jul. 31, 2011	Sep. 21, 2012	Mar. 31, 2013	Jun. 30, 2012	Jan. 31, 2012	Jun. 30, 2011	Sep. 15, 2011 Ewb Loan Agreement Installment	Jun. 30, 2012 Ewb Loan Agreement	Oct. 31, 2011 Convertible Notes Payable	Sep. 15, 2011 Convertible Notes Payable	Mar. 31, 2013 Loan Agreement	Mar. 31, 2013 Loan Agreement	Mar. 31, 2013 Base Rate	Mar. 31, 2013 Base Rate Minimum	Mar. 31, 2013 Base Rate Maximum	Mar. 31, 2013 Libor Rate	Mar. 31, 2013 Libor Rate Minimum	Mar. 31, 2013 Libor Rate Maximum	Sep. 15, 2011 Term Loan Facility	Mar. 31, 2013 Term Loan Facility	Dec. 20, 2012 Revolving Credit Facility	Nov. 21, 2012 Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility	Mar. 31, 2013 Revolving Credit Facility	Aug. 07, 2012 Revolving Credit Facility	Sep. 15, 2011 Revolving Credit Facility	Aug. 07, 2012 Letter of Credit	Aug. 07, 2012 Swingline Loan	Mar. 31, 2013 Term Loan	Aug. 07, 2012 Term Loan	Jul. 31, 2011 Preferred Stock
Debt Disclosure [Line Items]
Repurchase of Series A convertible preferred stock																															12,041,700
Convertible series A preferred stock unpaid principal per share amount	$ 8,970,000
Repurchased shares aggregate consideration	$ 108,000,000
Repurchased shares amount paid in cash	40,000,000
Issuance of convertible subordinated promissory notes in the aggregate principal amount	68,000,000
Amount paid against the notes										34,000,000
Principal amount outstanding										34,000,000
Interest on notes									5.00%
Increase in Interest on notes									0.02
Final interest on notes					9.00%
Difference between repurchase price and carrying value of the repurchased preferred stock						59,000,000
Revolving credit facility																			35,000,000						50,000,000	5,000,000	5,000,000	5,000,000		50,000,000
Maturity date of term loan																			Sep 15, 2016
Number of installments to repaid term loan							60
Term loan to repay a portion of outstanding convertible subordinated promissory notes																			34,000,000
LIBOR rate plus a spread under option 1				2.50%																			0.25%
LIBOR rate plus spread under option 2				3.00%																			1.00%
Percentage of commitment fee				0.15%
Payment against the loan balance								5,200,000
Short term debt obligations			5,011,000	6,968,000				7,000,000
Long-term debt			72,358,000	22,623,000				22,600,000
Remaining borrowing capacity under revolving credit facility																				1,000,000				20,000,000					0
Borrowed term loans under the Term Loan Facility																														20,800,000
Borrowings under the revolving credit facility																					20,000,000	10,000,000
Variable base rate													0.50%	1.25%	1.75%	1.00%	2.25%	2.75%
Term loan quarterly installments until July 1, 2014			5,000,000																	1,250,000
Term loan quarterly installments until July 1, 2015			6,875,000																	1,875,000
Term loan quarterly installments until July 1, 2017			15,000,000																	2,500,000
Excess cash flow percent			25.00%
Leverage ratio			1.5
Company's capital stock of existing and future foreign subsidiaries			65.00%
Penal interest rate in case of default		2.00%	2.00%
Company made aggregate payments											$ 1,300,000	$ 3,100,000

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2011 Distributor	Mar. 31, 2013 Claim	Mar. 31, 2013	Jun. 30, 2012 Distributor	Jun. 30, 2011	Jun. 30, 2010	Jul. 31, 2011 TAIWAN, PROVINCE OF CHINA sqft	Dec. 31, 2011 San Jose, California sqft	Jul. 31, 2011 San Jose, California sqft	Mar. 31, 2013 San Jose, California	Jun. 30, 2012 San Jose, California
Property Subject to or Available for Operating Lease [Line Items]
Noncancelable operating leases expiration period										Through 2018	Through 2017
Lease term initiation							Jul 14, 2011	Apr 1, 2012	Apr 1, 2012
Lease term expiration							Jul 15, 2016	Jun 30, 2017	Jun 30, 2017
Space for office and research and development							10,000	64,512	64,512
Estimated rent expense				$ 1,600,000	$ 751,000	$ 392,000	$ 1,600,000	$ 4,900,000	$ 4,900,000
Number of distributors	2			2
Maximum civil monetary penalty			250,000	250,000
Expense related to export compliance matter						$ 1,600,000
Record retention requirement			5 years
Percentage of revenue			99.00%
Shareholder class action complaints filed against Company		2

Commitments and Contingencies (Future Minimum Payments Under Operating leases) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 407	$ 1,240
2014	1,712	1,373
2015	1,678	1,386
2016	1,638	1,418
2017	1,129	1,122
Thereafter	94
Total	$ 6,658	$ 6,539

Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Jul. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2010	Mar. 02, 2010
Class of Stock [Line Items]
Series A convertible preferred stock, authorize									0	36,034,630		36,034,630
Series A preferred stock and warrants, issued												33,898,990
Purchase of additional Series A shares												2,135,640
Series A shares and warrants issue price per share												$ 2.95
Total proceeds from preferred stock at fair value									$ 99,500,000
Total issuance cost of preferred stock									500,000
Fair value of additional warrants, Series A									1,300,000
Decrease in fair value of the warrant liability											207,000
Purchases of Series A convertible preferred stock	957,771	657,700	371,665	992,014	2,179,900		5,159,050
Total consideration for purchases of Series A convertible preferred stock						108,000,000
Consideration for purchases of Series A convertible preferred stock in cash								108,000,000	108,000,000
Issuance of convertible subordinated promissory notes in the aggregate principal amount						68,000,000
Series A Warrant
Class of Stock [Line Items]
Total proceeds from Series A warrants at fair value									1,300,000
Risk-free interest rate									0.14%
Volatility rate									53.00%
Dividend rate									4.00%
Contractual life									3 months 18 days
Series A Preferred Stock
Class of Stock [Line Items]
Total proceeds from preferred stock at fair value									6,300,000
Total proceeds from Series A Preferred Stock									98,200,000
Purchases of Series A convertible preferred stock						12,041,700
Purchases price of Series A convertible preferred stock, per share						$ 8.97
Total consideration for purchases of Series A convertible preferred stock						108,000,000
Consideration for purchases of Series A convertible preferred stock in cash						40,000,000
Issuance of convertible subordinated promissory notes in the aggregate principal amount						$ 68,000,000

Stock Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares, stock incentive plans	5,346,715		5,346,715
Cash received from stock option exercises					$ 811,000	$ 0	$ 0
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options exercised	1,100,000	406,000	1,500,000	47,000,000	48,600,000	0	0
Unrecognized compensation costs	4,000,000		4,000,000		1,800,000
Weighted-average period recognized			3 years 6 months		2 years 8 months 12 days
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period recognized			3 years 10 months 24 days		3 years 8 months 12 days
Intrinsic value of RSUs vested	389,000	25,000	622,000	25,000	3,500,000	640,000
Total intrinsic value of all outstanding restricted stock units	9,700,000		9,700,000		6,500,000
Unrecognized compensation costs	$ 8,500,000		$ 8,500,000		$ 3,700,000
2010 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares, stock incentive plans					8,000,000
Number of awards that will be further granted					1,649,294
Vested initiation period					4 years
Vested Expiration period Minimum					5 years
Vested Expiration period Maximum					10 years
Minimum percentage of option price of fair market value					100.00%
2005 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested initiation period for New Grants					3 years
Vested Expiration period					10 years
Percentage of new grant vested					25.00%

Stock Based Compensation (Stock-based compensation expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 700	$ 330	$ 2,249	$ 1,032	$ 1,493	$ 952	$ 36,159
Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	124	41	309	74	117	30	124
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	324	133	991	365	542	285	26,221
Selling, general and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation	$ 252	$ 156	$ 949	$ 593	$ 834	$ 637	$ 9,814

Stock Based Compensation (Option activity for company's stock incentive plans) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Beginning Balance	3,347,445	6,171,707	5,796,170	7,180,000
Number of Shares, Granted	672,000	161,000	1,149,062	594,340
Number of Shares, Exercised	(136,182)	(2,885,470)
Number of Shares, Options repurchased and cancelled				(794,660)
Number of Shares, Forfeitures and Cancellations	(147,751)	(99,792)	(773,525)	(1,183,510)
Number of Options, Ending Balance	3,735,512	3,347,445	6,171,707	5,796,170	7,180,000
Number of Shares, Vested and expected to vest, Ending Balance	3,660,648	3,306,522
Number of Shares, Vested and exercisable, Ending Balance	2,668,567	2,496,755
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding, Weighted Average Exercise Price, Beginning Balance	$ 1.45	$ 0.72	$ 0.23	$ 0.04
Options, Granted, Weighted Average Exercise Price	$ 11.21	$ 10.44	$ 3.42	$ 1.87
Options, Exercised, Weighted Average Exercise Price	$ 2.29	$ 0.28
Options, Repurchased and Cancelled, Weighted Average Exercise Price				$ 0.04
Options, Forfeitures and Cancellations, Weighted Average Exercise Price	$ 5.55	$ 4.71	$ 1.03	$ 0.07
Options outstanding, Weighted Average Exercise Price, Ending Balance	$ 3.01	$ 1.45	$ 0.72	$ 0.23	$ 0.04
Options, Weighted Average Exercise Price, Vested and expected to vest, Ending Balance	$ 2.88	$ 1.41
Options outstanding, Intrinsic Value, Beginning Balance	$ 42,920	$ 43,135	$ 12,642	$ 5,516
Options, Weighted Average Exercise Price, Vested and exercisable, Ending Balance	$ 0.84	$ 0.55
Options outstanding, Intrinsic Value, Ending Balance	40,087	42,920	43,135	12,642	5,516
Options, Aggregate Intrinsic Value, Vested and expected to vest, Ending Balance	39,783	42,518
Options outstanding, Weighted Average Remaining Contractual Term, Ending Balance	6 years 3 months 11 days	6 years 7 months 13 days	6 years 5 months 9 days	6 years 11 months 1 day	7 years 7 months 21 days
Options, Aggregate Intrinsic Value, Vested and exercisable, Ending Balance	$ 34,407	$ 34,197
Options, Weighted Average Remaining Contractual Term, Vested and expected to vest, Ending Balance	6 years 2 months 19 days	6 years 7 months 6 days
Options, Weighted Average Remaining Contractual Term, Vested and exercisable, Ending Balance	5 years 3 months	6 years 11 days

Stock Based Compensation (Additional information regarding options outstanding) (Detail) (USD $)	12 Months Ended
Jun. 30, 2012
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 0.01
Upper Range	$ 0.04
Options outstanding, Number of options	303,680
Options outstanding, Weighted Average Remaining Contractual life (Years)	4 years 6 months 11 days
Options Outstanding, Weighted Average Exercise Price	$ 0.01
Options exercisable, Number of options	303,680
Options exercisable, Weighted Average Exercise Price	$ 0.01
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 0.05
Upper Range	$ 0.39
Options outstanding, Number of options	1,764,890
Options outstanding, Weighted Average Remaining Contractual life (Years)	5 years 9 months 11 days
Options Outstanding, Weighted Average Exercise Price	$ 0.05
Options exercisable, Number of options	1,764,890
Options exercisable, Weighted Average Exercise Price	$ 0.05
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 0.4
Upper Range	$ 2.89
Options outstanding, Number of options	404,840
Options outstanding, Weighted Average Remaining Contractual life (Years)	7 years 8 months 5 days
Options Outstanding, Weighted Average Exercise Price	$ 1.65
Options exercisable, Number of options	142,575
Options exercisable, Weighted Average Exercise Price	$ 1.41
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 2.9
Upper Range	$ 4.07
Options outstanding, Number of options	438,132
Options outstanding, Weighted Average Remaining Contractual life (Years)	8 years 3 months
Options Outstanding, Weighted Average Exercise Price	$ 2.9
Options exercisable, Number of options	183,872
Options exercisable, Weighted Average Exercise Price	$ 2.9
Range Five
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 4.08
Upper Range	$ 8.64
Options outstanding, Number of options	389,903
Options outstanding, Weighted Average Remaining Contractual life (Years)	8 years 9 months 22 days
Options Outstanding, Weighted Average Exercise Price	$ 5.51
Options exercisable, Number of options	101,738
Options exercisable, Weighted Average Exercise Price	$ 5.42
Range Six
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 8.65
Upper Range	$ 26.28
Options outstanding, Number of options	46,000
Options outstanding, Weighted Average Remaining Contractual life (Years)	9 years 3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 14.82
Range Seven
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Lower Range	$ 0.01
Upper Range	$ 26.28
Options outstanding, Number of options	3,347,445
Options outstanding, Weighted Average Remaining Contractual life (Years)	6 years 7 months 13 days
Options Outstanding, Weighted Average Exercise Price	$ 1.45
Options exercisable, Number of options	2,496,755
Options exercisable, Weighted Average Exercise Price	$ 0.55

Stock Based Compensation (Fair Value of Employee Stock Options) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility	52.00%	51.00%	52.00%	49.00%	49.00%	65.00%	65.00%
Risk-free interest rate	1.00%	1.20%	0.80%	1.60%	1.60%	4.20%	4.50%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average grant date fair value	$ 6.69	$ 9.86	$ 5.51	$ 5.05	$ 5.05	$ 2.1	$ 1.14

Stock Based Compensation (Summarizes activity of RSUs) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested RSUs, number of Shares, Beginning Balance	453,620	488,385	501,180
RSUs granted, number of Shares	586,500	169,710	112,500	501,180
RSUs vested, number of Shares	(48,595)	(146,475)	(125,295)
RSUs cancelled, number of Shares	(287,090)	(58,000)
Non-vested RSUs, number of Shares, Ending balance	704,435	453,620	488,385	501,180
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested RSUs, weighted average grant date fair value, Beginning balance	$ 9.42	$ 2.66	$ 1.92
RSUs granted, weighted average grant date fair value	$ 13.92	$ 22.33	$ 5.14	$ 1.92
RSUs vested, weighted average grant date fair value	$ 12.79	$ 2.37	$ 1.92
RSUs cancelled, weighted average grant date fair value	$ 5.03	$ 8.04
Non-vested RSUs, weighted average grant date fair value, Ending balance	$ 14.73	$ 9.42	$ 2.66	$ 1.92

Income Taxes (Components of income before provision for income taxes) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income before provision for income taxes
Domestic					$ 41,490	$ 24,484	$ (14,731)
Foreign					82,533	37,675	19,994
Income before provision for income taxes	$ 23,216	$ 32,366	$ 58,827	$ 90,096	$ 124,023	$ 62,159	$ 5,263

Income Taxes (Company's Provision for Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Current
Foreign					$ 2,040	$ 978	$ 716
Federal					17,437	11,005	9,530
State					2,854	1,612	2,263
Current tax expense					22,331	13,595	12,509
Deferred
Foreign
Federal					(217)	(912)	(1,392)
State					(680)	(251)	(398)
Deferred tax expense					(897)	(1,163)	(1,790)
Provision for income taxes	$ 2,549	$ 4,446	$ 7,178	$ 15,992	$ 21,434	$ 12,432	$ 10,719

Income Taxes (Significant Components of Deferred Tax Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets
Deferred revenue		$ 525
Allowance for doubtful accounts	238	253
Stock-based compensation	1,016	529
Warranty		89
Accrued expenses	256	364
Research and development credits	468
Other	186	25
Total deferred tax assets	2,164	1,785
Deferred tax liabilities
Cumulative change in accounting method		(1,020)
Other	(1,050)	(548)
Total deferred tax liabilities	(1,050)	(1,568)
Net deferred tax assets (liabilities)	$ 1,114	$ 217

Income Taxes (Effective tax rate) (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Effective tax rate
Statutory rate	35.00%	35.00%	35.00%
Stock-based compensation			233.00%
State tax expense	1.00%	1.00%	23.00%
Tax rate differential, foreign income	(23.00%)	(20.00%)	(120.00%)
Foreign credits			(8.00%)
Federal research and development credits		(1.00%)	(6.00%)
Other permanent items	4.30%	5.00%	35.70%
Non-deductible penalties			11.00%
Effective tax rate	17.30%	20.00%	203.70%

Income Taxes (Additional Information) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Tax Disclosure [Abstract]
No change in unrecognized tax benefits					12 months
Undistributed earnings for certain foreign subsidiaries					$ 138,000,000
Research and development credits					468,000
Unrecognized tax benefits that will impact tax rate if recognized					7,100,000
Unrecognized tax benefits	10,400,000		10,400,000		7,825,000	2,020,000	762,000	264,000
Increase in unrecognized tax benefits	1,100,000
Provision for income taxes	2,549,000	4,446,000	7,178,000	15,992,000	21,434,000	12,432,000	10,719,000
Recognition of tax benefit	$ 539,000

Income Taxes (Uncertain Tax Positions) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2013
Unrecognized Tax Benefits [Line Items]
Unrecognized benefit-beginning of period	$ 2,020	$ 762	$ 264	$ 10,400
Gross increases-current year tax positions	4,697	1,258	498
Gross increases-prior year tax positions	1,108
Unrecognized benefit-end of period	$ 7,825	$ 2,020	$ 762	$ 10,400

Segment Information, Revenues by Geography and Significant Customers (Revenues by product) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Total revenues	$ 83,155	$ 94,868	$ 91,665	$ 87,817	$ 79,167	$ 67,554	$ 51,151	$ 45,087	$ 34,082	$ 219,591	$ 258,649	$ 353,517	$ 197,874	$ 136,952
Revenues by Product Percentage	100.00%		100.00%							100.00%	100.00%	100.00%	100.00%	100.00%
airMAX
Segment Reporting Information [Line Items]
Total revenues	55,534		61,978							136,343	164,752	223,743	113,001	37,525
Revenues by Product Percentage	67.00%		68.00%							62.00%	64.00%	63.00%	57.00%	27.00%
New Platforms
Segment Reporting Information [Line Items]
Total revenues	11,825		9,914							39,358	16,874	29,465	2,513
Revenues by Product Percentage	14.00%		11.00%							18.00%	6.00%	8.00%	1.00%
Other Systems
Segment Reporting Information [Line Items]
Total revenues	4,108		10,308							12,727	41,327	52,086	44,884	75,368
Revenues by Product Percentage	5.00%		11.00%							6.00%	16.00%	15.00%	23.00%	55.00%
Systems
Segment Reporting Information [Line Items]
Total revenues	71,467		82,200							188,428	222,953	305,294	160,398	112,893
Revenues by Product Percentage	86.00%		90.00%							86.00%	86.00%	86.00%	81.00%	82.00%
Embedded Radio
Segment Reporting Information [Line Items]
Total revenues	1,721		2,232							4,954	8,024	10,056	14,762	14,047
Revenues by Product Percentage	2.00%		2.00%							2.00%	3.00%	3.00%	7.00%	10.00%
Antennas/other
Segment Reporting Information [Line Items]
Total revenues	$ 9,967		$ 7,233							$ 26,209	$ 27,672	$ 38,167	$ 22,714	$ 10,012
Revenues by Product Percentage	12.00%		8.00%							12.00%	11.00%	11.00%	12.00%	8.00%

Segment Information, Revenues by Geography and Significant Customers (Revenues by geography) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended				12 Months Ended
	Mar. 31, 2013		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2013		Mar. 31, 2012		Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Segment Reporting Information [Line Items]
Domestic	$ 19,700			$ 14,900								$ 50,500		$ 60,000		$ 84,300		$ 60,000		$ 56,200
Total revenues	83,155		94,868	91,665		87,817	79,167	67,554	51,151	45,087	34,082	219,591		258,649		353,517		197,874		136,952
Revenues by geography percentage	100.00%			100.00%								100.00%		100.00%		100.00%		100.00%		100.00%
North America
Segment Reporting Information [Line Items]
Domestic	21,052	[1]		16,647	[1]							53,519	[1]	63,028	[1]	88,309	[2]	61,920	[2]	56,995	[2]
Revenues by geography percentage	25.00%	[1]		18.00%	[1]							24.00%	[1]	24.00%	[1]	25.00%	[2]	31.00%	[2]	42.00%	[2]
South America
Segment Reporting Information [Line Items]
Domestic	18,496			27,666								45,820		71,751		88,325		50,824		13,520
Revenues by geography percentage	22.00%			30.00%								21.00%		28.00%		25.00%		26.00%		10.00%
Europe, the Middle East and Africa
Segment Reporting Information [Line Items]
Foreign	31,617			36,398								90,690		91,537		130,494		68,297		55,089
Revenues by geography percentage	38.00%			40.00%								41.00%		35.00%		37.00%		35.00%		40.00%
Asia Pacific
Segment Reporting Information [Line Items]
Foreign	$ 11,990			$ 10,954								$ 29,562		$ 32,333		$ 46,389		$ 16,833		$ 11,348
Revenues by geography percentage	15.00%			12.00%								14.00%		13.00%		13.00%		8.00%		8.00%

[1]	Revenue for the United States was $19.7 million and $14.9 million for the three months ended March 31, 2013 and 2012, respectively. Revenue for the United States was $50.5 million and $60.0 million for the nine months ended March 31, 2013 and 2012, respectively.
[2]	Revenue for the United States was $84.3 million, $60.0 million and $56.2 million for fiscal 2012, 2011 and 2010, respectively.

Segment Information, Revenues by Geography and Significant Customers (Revenues by geography) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
United States revenues	$ 19.7	$ 14.9	$ 50.5	$ 60	$ 84.3	$ 60	$ 56.2

Segment Information, Revenues by Geography and Significant Customers (Additional Information) (Detail)	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Percentage of Accounts receivable by Major Customer	10.00%	10.00%
Percentage of revenues by Major Customer	10.00%	10.00%

Segment Information, Revenues by Geography and Significant Customers (Percentage of Revenues, Accounts Receivable) (Detail)	9 Months Ended	12 Months Ended								3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2012 Flytec Computers Inc.	Jun. 30, 2011 Flytec Computers Inc.	Jun. 30, 2010 Flytec Computers Inc.	Jun. 30, 2012 Streakwave Wireless Inc.	Jun. 30, 2011 Streakwave Wireless Inc.	Jun. 30, 2010 Streakwave Wireless Inc.	Jun. 30, 2012 Discomp	Mar. 31, 2013 Customer	Mar. 31, 2012 Customer	Mar. 31, 2013 Customer	Mar. 31, 2012 Customer	Jun. 30, 2012 Customer	Mar. 31, 2012 Customer B	Mar. 31, 2013 Customer B	Mar. 31, 2012 Customer C	Mar. 31, 2013 Customer C	Jun. 30, 2012 Customer C	Jun. 30, 2012 Customer D
Revenue, Major Customer [Line Items]
Percentage of Revenues	10.00%	10.00%	16.00%	20.00%	17.00%	10.00%	15.00%	13.00%		15.00%	20.00%	13.00%	19.00%		10.00%		10.00%
Percentage of Accounts Receivable	10.00%	10.00%	19.00%	21.00%		11.00%	25.00%		12.00%	13.00%		13.00%		19.00%		10.00%		13.00%	11.00%	12.00%

401 (k) Benefit Plan - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Defined benefit plan, employer matching contribution of employees contribution , percent	1.00%
Percentage of employee's contribution to defined benefit plan	4.00%
Employers contribution to defined benefit plan	$ 47,000	$ 28,000	$ 20,000

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended						2 Months Ended	9 Months Ended	12 Months Ended							9 Months Ended						2 Months Ended				1 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Aug. 09, 2012	Sep. 21, 2012	Mar. 31, 2013	Jun. 30, 2011	Jun. 30, 2010	Aug. 07, 2012 Revolving Credit Facility	Sep. 15, 2011 Revolving Credit Facility	Aug. 07, 2012 Term Loan	Mar. 31, 2013 Term Loan Facility	Sep. 15, 2011 Term Loan Facility	Mar. 31, 2013 Base Rate	Mar. 31, 2013 Base Rate Minimum	Mar. 31, 2013 Base Rate Maximum	Mar. 31, 2013 Libor Rate	Mar. 31, 2013 Libor Rate Minimum	Mar. 31, 2013 Libor Rate Maximum	Sep. 21, 2012 Subsequent Event	Sep. 21, 2012 Subsequent Event Maximum	Aug. 07, 2012 Subsequent Event Term Loan	Aug. 07, 2012 Subsequent Event Term Loan Facility	Aug. 07, 2012 Subsequent Event Base Rate	Aug. 07, 2012 Subsequent Event Base Rate Minimum	Aug. 07, 2012 Subsequent Event Base Rate Maximum	Aug. 07, 2012 Subsequent Event Libor Rate	Aug. 07, 2012 Subsequent Event Libor Rate Minimum	Aug. 07, 2012 Subsequent Event Libor Rate Maximum	Aug. 07, 2012 Subsequent Event Loan Agreement	Aug. 07, 2012 Subsequent Event Loan Agreement Revolving Credit Facility
Subsequent Event [Line Items]
Revolving credit facility											$ 50,000,000	$ 5,000,000	$ 50,000,000		$ 35,000,000									$ 50,000,000									$ 50,000,000
Sublimit for the issuance of letters of credit																																5,000,000
Sublimit for the making of swingline loan advances																																5,000,000
Borrowed term loans under the Term Loan Facility													20,800,000												20,800,000
Debt instrument, basis spread on variable rate																0.50%	1.25%	1.75%	1.00%	2.25%	2.75%					0.50%	1.25%	1.75%	1.00%	2.25%	2.75%
Term loan quarterly installments until August 7, 2014								5,000,000						1,250,000											1,250,000
Term loan quarterly installments until August 7, 2015								6,875,000						1,875,000											1,875,000
Term loan quarterly installments until August 7, 2017								15,000,000						2,500,000											2,500,000
Excess cash flow percent								25.00%														25.00%
Leverage ratio								1.5														1.5
Company's capital stock of existing and future foreign subsidiaries								65.00%														65.00%
Penal interest rate in case of default							2.00%	2.00%
Repurchase of common stock						100,000,000																	100,000,000
Repurchase of outstanding common stock	957,771	657,700	371,665	992,014	2,179,900			5,159,050														3,101,214
Average price per share																						$ 9.79
Total Cost									$ 7,250,000	$ 62,304,000												$ 30,400,000

Supplementary Data (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Consolidated Statements of Operations [Abstract]
Net revenue	$ 83,155	$ 94,868	$ 91,665	$ 87,817	$ 79,167	$ 67,554	$ 51,151	$ 45,087	$ 34,082	$ 219,591	$ 258,649	$ 353,517	$ 197,874	$ 136,952
Gross profit	35,465	41,041	39,659	37,290	33,013	28,037	21,104	18,042	13,629	90,970	109,962	151,003	80,812	54,548
Income from operations	23,503	34,060	32,556	31,176	27,500	22,650	16,282	13,680	9,468	59,397	91,232	125,292	62,080	4,682
Net income	20,667	28,485	27,920	24,691	21,493	18,135	13,033	10,978	7,581	51,649	74,104	102,589	49,727	(5,456)
Net income (loss) attributable to common stockholders-basic	20,667	28,485	27,920	14,428	(81,234)	(9,383)	3,097	4,037	3,722	51,649	(38,327)	(9,842)	4,875	(6,892)
Net income (loss) attributable to common stockholders-diluted		$ 28,485	$ 27,920	$ 14,443	$ (81,234)	$ (9,383)	$ 3,168	$ 4,122	$ 3,793			$ (9,842)	$ 4,978	$ (6,892)
Net income (loss) per share of common stock:
Basic	$ 0.24	$ 0.31	$ 0.3	$ 0.16	$ (1.3)	$ (0.15)	$ 0.05	$ 0.06	$ 0.06	$ 0.58	$ (0.48)	$ (0.12)	$ 0.08	$ (0.08)
Diluted	$ 0.23	$ 0.3	$ 0.3	$ 0.16	$ (1.3)	$ (0.15)	$ 0.05	$ 0.06	$ 0.06	$ 0.57	$ (0.48)	$ (0.12)	$ 0.07	$ (0.08)

Debt (Summary of Debt and Interest Payment Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Debt Disclosure [Abstract]
Debt payment obligations, 2013 (remainder)	$ 1,250
Interest payments on debt payment obligations, 2013 (remainder)	472
Total, 2013 (remainder)	1,722
Debt payment obligations, 2014	5,000
Interest payments on debt payment obligations, 2014	1,859
Total, 2014	6,859
Debt payment obligations, 2015	6,875
Interest payments on debt payment obligations, 2015	1,723
Total, 2015	8,598
Debt payment obligations, 2016	39,375
Interest payments on debt payment obligations, 2016	1,043
Total, 2016	40,418
Debt payment obligations, 2017	10,000
Interest payments on debt payment obligations, 2017	532
Total, 2017	10,532
Debt payment obligations, Thereafter	15,000
Interest payments on debt payment obligations, Thereafter	125
Total, Thereafter	15,125
Debt payment obligations	77,500
Interest payments on debt payment obligations	5,754
Total	$ 83,254

Common Stock and Treasury Stock - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended
	Dec. 28, 2012	Aug. 09, 2012	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Common Stock And Treasury Stock [Abstract]
Common stock, shares authorized			500,000,000	150,000,000	150,000,000
Common stock, shares issued			131,306,084	131,129,888
Common stock, shares outstanding			87,067,124	92,049,978	62,685,955
Repurchase of common stock		$ 100,000,000
Authorized special cash dividend (USD per share)	$ 0.18		$ 0.18
Dividend payment	$ 15,700,000		$ 15,652,000
Restatement
Common Stock And Treasury Stock [Abstract]
Common stock, shares authorized				500,000,000

Common Stock And Treasury Stock (Common Stock Repurchase Activity) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					9 Months Ended
	Dec. 31, 2012	Nov. 30, 2012	Oct. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Mar. 31, 2013
Common Stock And Treasury Stock [Abstract]
Total Number of Shares Purchased	957,771	657,700	371,665	992,014	2,179,900	5,159,050
Average Price Paid per Share	$ 11.86	$ 11.16	$ 11.72	$ 11.93	$ 8.88	$ 10.52
Dollar Value of Shares that May Yet Be Purchased	$ 45,646	$ 57,024	$ 64,377	$ 68,742	$ 80,599	$ 45,646